UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4647
                                   ------------


                       AXP SPECIAL TAX-EXEMPT SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     6/30
                         --------------
Date of reporting period:    3/31
                         --------------

                               PORTFOLIO HOLDINGS
                                      FOR
                         AXP(R) INSURED TAX-EXEMPT FUND
                               AT MARCH 31, 2005

Investments in Securities

AXP Insured Tax-Exempt Fund

March 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (90.7%)
Name of                 Coupon               Principal                 Value(a)
issuer and               rate                 amount
title of
issue (d,e)

Alabama (1.9%)

Alabama Public School & College Authority
  Revenue Bonds
  Capital Improvement
  Series 1999D (FSA)
   08-01-18               5.50%            $5,000,000               $5,403,500
City of Birmingham
  Unlimited General Obligation Refunding Warrants
  Series 2003A (AMBAC)
   06-01-13               5.25              1,755,000                1,928,061
Total                                                                7,331,561

Alaska (1.3%)

North Slope Boro
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1995A (MBIA)
   06-30-06               5.61              5,300,000(b)             5,121,549

Arizona (1.8%)

Arizona School Facilities Board
  Revenue Bonds
  State School Trust
  Series 2004A (AMBAC)
   07-01-18               5.75              2,750,000                3,123,038
Tempe Union High School District #213
  Unlimited General Obligation
  Refunding Bonds
  Series 2002 (FSA)
   07-01-06               5.00              3,500,000                3,598,140
Total                                                                6,721,178

Municipal bonds (continued)
Name of                 Coupon               Principal                 Value(a)
issuer and               rate                 amount
title of
issue (d,e)

Arkansas (0.1%)

Arkansas Development Finance Authority
  Revenue Bonds
  Arkansas Development
  Finance Authority Guaranty Program
  Series 2000B
  (AMBAC) A.M.T.
   12-01-20               5.80%              $500,000                 $523,710

California (16.1%)

California Rural Home Mortgage Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1997A-2
  (GNMA/FNMA/FHLMC) A.M.T.
   09-01-29               7.00                115,000                  116,653
California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-09               5.25              8,000,000                8,656,239
City & County of San Francisco
  Unlimited General Obligation Bonds
  Neighborhood Recreation & Park
  Series 2004A (MBIA)
   06-15-23               5.00              4,795,000                4,994,184
Delta Counties Home Mortgage Finance Authority
  Revenue Bonds
  Mortgage-backed Securities
  Series 1998A (MBIA/GNMA/FNMA) A.M.T.
   06-01-24               6.70                115,000                  115,814
Fairfield-Suisun Unified School District
  Unlimited General Obligation Bonds
  Election 2002
  Series 2004 (MBIA)
   08-01-28               5.50              3,000,000                3,276,300

Municipal bonds (continued)
Name of                 Coupon               Principal                 Value(a)
issuer and               rate                 amount
title of
issue (d,e)

California (cont.)

Fontana Unified School District
  Pre-refunded Unlimited General Obligation Bonds
  Series 1995C (FGIC)
   05-01-20               6.15%            $6,000,000               $6,517,620
San Diego Convention Center
  Expansion Financing Authority
  Revenue Bonds
  Series 1998A (AMBAC)
   04-01-12               5.25              3,065,000                3,302,507
San Diego Unified School District
  Unlimited General Obligation Bonds
  Election 1998
  Series 2002D (FGIC)
   07-01-21               5.25              2,850,000                3,159,852
San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25              4,000,000                4,243,800
Santa Clara Valley Transportation Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   04-01-36               5.50              2,000,000(h)             2,083,420
State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   09-01-13               5.25              2,000,000                2,178,140
State of California
  Unlimited General Obligation Bonds
  Series 2003 (FGIC)
   11-01-20               5.25              1,000,000                1,079,380
State of California
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   02-01-27               5.25              5,000,000                5,281,750

See accompanying notes to investments in securities.

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1 -- AXP INSURED TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

Name of                 Coupon               Principal                 Value(a)
issuer and               rate                 amount
title of
issue (d,e)

California (cont.)

State of California
  Unlimited General Obligation Bonds
  Series 2004A (FGIC)
   07-01-17               5.00%            $4,000,000               $4,196,160
State of California
  Unlimited General Obligation Bonds
  Series 2004A (MBIA)
   07-01-11               5.00              5,900,000                6,405,630
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2004 (FSA)
   12-01-22               5.25              2,500,000                2,680,000
Sweetwater Union High School District
  Certificate of Participation
  Series 2002 (FSA)
   09-01-21               5.00              3,255,000                3,401,410
Total                                                               61,688,859

Colorado (2.3%)

Broomfield
  Certificate of Participation
  Open Space Park & Recreation Facilities
  Series 2000 (AMBAC)
   12-01-20               5.50              1,000,000                1,079,920
Colorado Educational & Cultural Facilities Authority
  Refunding & Improvement Revenue Bonds
  University Lab School
  Series 2004 (XLCA)
   06-01-33               5.00              2,000,000                2,056,100
Colorado Health Facilities Authority
  Revenue Bonds
  Liberty Heights
  Zero Coupon
  Series 1991B
   07-15-24               4.77              5,000,000(b)             1,880,450
University of Colorado
  Certificate of Participation
  Master Lease Purchase Agreement
  Series 2003A (AMBAC)
   06-01-23               5.00              3,700,000                3,853,106
Total                                                                8,869,576

District of Columbia (0.7%)

Metropolitan Washington Airports Authority
  Revenue Bonds
  Series 2001 II Inverse Floater
  (MBIA) A.M.T.
   10-01-27               6.90              2,500,000(g)             2,782,350

Florida (3.4%)

Broward County School Board
  Certificate of Participation
  Series 2003 (MBIA)
   07-01-24               5.00              3,000,000                3,118,860

Municipal bonds (continued)
Name of                 Coupon               Principal                 Value(a)
issuer and               rate                 amount
title of
issue (d,e)

Florida (cont.)

County of Leon
  Pre-refunded Certificate of Participation
  Master Lease Program
  Series 1997 (MBIA)
   07-01-17               5.13%            $1,960,000               $2,075,248
Florida Board of Education
  Revenue Bonds
  Series 2000C (FGIC)
   07-01-16               5.25              4,000,000                4,297,320
Jacksonville
  Refunding & Improvement Revenue Bonds
  Series 2002A (AMBAC)
   10-01-13               5.50              3,030,000                3,398,418
Total                                                               12,889,846

Georgia (4.4%)

Cherokee County Water & Sewer Authority
  Revenue Bonds
  Series 1995 Escrowed to Maturity (MBIA)
   08-01-25               5.20                535,000                  575,751
Cherokee County Water & Sewer Authority
  Un-refunded Balance Revenue Bonds
  Series 1995 (MBIA)
   08-01-25               5.20              2,665,000                2,941,707
City of Atlanta
  Refunding Revenue Bonds
  Series 1994A Escrowed to Maturity (AMBAC)
   01-01-08               6.50              2,750,000                3,005,668
City of Atlanta
  Revenue Bonds
  Series 2000B (FGIC) A.M.T.
   01-01-08               5.63              3,190,000                3,379,964
County of Fulton
  Revenue Bonds
  Series 1992 Escrowed to Maturity (FGIC)
   01-01-14               6.38              3,125,000                3,621,312
County of Fulton
  Un-refunded Balance Revenue Bonds
  Series 1992 (FGIC)
   01-01-14               6.38                125,000                  144,853
Coweta County Development Authority
  Revenue Bonds
  Georgia Power Plant Yates Project
  Series 2001 (AMBAC)
   09-01-18               4.35              3,000,000(i)             2,954,970
Total                                                               16,624,225

Illinois (8.0%)

City of Chicago
  Unlimited General Obligation Bonds
  Series 2004A (FSA)
   01-01-19               5.25              2,500,000                2,693,975
City of Chicago
  Unlimited General Obligation Project &
  Refunding Bonds
  Series 2001A (MBIA)
   01-01-31               5.00              4,000,000                4,082,240

Municipal bonds (continued)
Name of                 Coupon               Principal                 Value(a)
issuer and               rate                 amount
title of
issue (d,e)

Illinois (cont.)

County of Cook
  Unlimited General Obligation Bonds
  Series 2001A (FGIC)
   11-15-29               5.25%            $3,310,000               $3,457,361
Lake County Community High School
  District #127 Grayslake
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 2002B (FGIC)
   02-01-16               5.32              4,000,000(b)             2,419,440
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  McCormick Place Expansion Project
  Series 2002A (MBIA)
   06-15-42               5.25              9,325,000                9,708,444
Southern Illinois University
  Revenue Bonds
  Capital Appreciation Housing & Auxiliary
  Zero Coupon
  Series 1999A (MBIA)
   04-01-26               5.55              4,000,000(b)             1,361,800
St. Clair County Public Building Commission
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1997B (FGIC)
   12-01-14               5.95              2,000,000(b)             1,292,860
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2001 (FSA)
   05-01-26               5.25              3,500,000                3,696,980
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2002 (MBIA)
   07-01-10               5.38              1,500,000                1,639,485
Total                                                               30,352,585

Indiana (2.2%)

Clark-Pleasant Community School Building Corporation
  Revenue Bonds
  1st Mortgage
  Series 2001 (AMBAC)
   07-15-16               5.50              1,000,000                1,098,800
Indiana Health Facility Financing Authority
  Refunding Revenue Bonds
  Columbus Regional Hospital
  Series 1993 (FSA)
   08-15-15               7.00              5,000,000                6,118,800
Indiana University
  Revenue Bonds
  Student Fee
  Series 2003O (FGIC)
   08-01-22               5.00              1,000,000                1,044,920
Total                                                                8,262,520

See accompanying notes to investments in securities.

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2 -- AXP INSURED TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

Name of                 Coupon               Principal                 Value(a)
issuer and               rate                 amount
title of
issue (d,e)

Kansas (0.1%)

Sedgwick & Shawnee Counties
  Revenue Bonds
  Mortgage-backed Securities
  Series 1997A-1 (GNMA) A.M.T.
   06-01-29               6.95%              $550,000                 $559,741

Kentucky (0.4%)

Kentucky Turnpike Authority
  Refunding Revenue Bonds
  Revitalization Project
  Series 2001A (AMBAC)
   07-01-13               5.50              1,275,000                1,423,193

Louisiana (1.1%)

Lafayette Public Power Authority
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   11-01-12               5.00              1,180,000                1,274,801
Lafayette Public Power Authority
  Refunding Revenue Bonds
  Series 2003B (AMBAC)
   11-01-11               5.00              2,800,000                3,023,580
Total                                                                4,298,381

Maine (1.0%)

Maine Turnpike Authority
  Revenue Bonds
  Series 2003 (AMBAC)
   07-01-26               5.00              3,750,000                3,903,825

Massachusetts (2.3%)

Commonwealth of Massachusetts
  Unlimited General Obligation Bonds
  Series 2002 II Inverse Floater (FGIC)
   11-01-15               7.02              5,000,000(g)             6,282,600
Fall River
  Limited General Obligation Bonds
  Series 2003 (FSA)
   02-01-16               5.25              2,140,000                2,339,534
Total                                                                8,622,134

Michigan (2.2%)

Detroit
  Revenue Bonds
  Senior Lien
  Series 2003A (MBIA)
   07-01-21               5.00              1,350,000                1,411,074
Detroit
  Unlimited General Obligation Bonds
  Series 2001A-1 (MBIA)
   04-01-15               5.38              1,940,000                2,121,254
Jackson Public Schools
  Pre-refunded Unlimited General Obligation Bonds
  Series 1999 (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-22               5.38              1,000,000                1,096,160

Municipal bonds (continued)
Name of                 Coupon               Principal                 Value(a)
issuer and               rate                 amount
title of
issue (d,e)

Michigan (cont.)

Lincoln Park School District
  Pre-refunded Unlimited General Obligation Bonds
  Series 1996 (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-26               5.90%            $1,500,000               $1,566,240
Western Township Utilities Authority
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   01-01-10               5.00              2,000,000                2,146,120
Total                                                                8,340,848

Mississippi (0.2%)

Mississippi Home Corporation
  Revenue Bonds
  Series 1997H-Cl 6
  (GNMA/ FNMA) A.M.T.
   12-01-29               6.70                800,000                  856,000

Missouri (1.9%)

City of Sikeston
  Refunding Revenue Bonds
  Series 1992 (MBIA)
   06-01-10    6.206,370,000                                         7,200,202

Nebraska (1.0%)

Nebraska Public Power District
  Pre-refunded Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25              3,340,000                3,572,297
Nebraska Public Power District
  Unrefunded Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25                160,000                  169,562
Total                                                                3,741,859

New Jersey (0.6%)

New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FGIC)
   06-15-11               5.00              2,000,000                2,146,080

New York (10.1%)

City of New York
  Unlimited General Obligation Bonds
  Series 2004E (FSA)
   11-01-22               5.00              2,600,000                2,726,932
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-25               5.25              4,000,000                4,257,600
New York City Health & Hospital Corporation
  Revenue Bonds
  Health System
  Series 2002A (FSA)
   02-15-18               5.50              2,150,000                2,349,821
   02-15-19               5.50              1,250,000                1,366,963

Municipal bonds (continued)
Name of                 Coupon               Principal                 Value(a)
issuer and               rate                 amount
title of
issue (d,e)

New York (cont.)

New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2002C Escrowed to Maturity (FSA)
   08-01-10               5.25%            $1,000,000               $1,094,930
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2003E (MBIA)
   02-01-20               5.25              2,000,000                2,146,940
New York Mortgage Agency
  Revenue Bonds
  35th Series 2005 A.M.T.
   10-01-30               4.80              2,460,000                2,433,235
New York State Dormitory Authority
  Revenue Bonds
  Montefiore Hospital
  Series 2004 (FGIC/FHA)
   08-01-19               5.00              2,000,000                2,120,960
New York State Dormitory Authority
  Revenue Bonds
  School District Financing Program
  Series 2002D (MBIA)
   10-01-10               5.00              2,000,000                2,152,760
New York State Dormitory Authority
  Revenue Bonds
  Sloan-Kettering Memorial Center
  Series 2003-1 (MBIA)
   07-01-23               5.00              1,000,000                1,041,020
New York State Thruway Authority
  Refunding Revenue Bonds
  Series 2002C (AMBAC)
   04-01-14               5.50              5,000,000                5,504,500
New York State Thruway Authority
  Revenue Bonds
  Series 2003A (MBIA)
   04-01-13               5.25              6,000,000                6,581,580
Triborough Bridge & Tunnel Authority
  Revenue Bonds
  General Purpose
  Series 2001A (MBIA)
   01-01-32               5.00              5,000,000                5,114,400
Total                                                               38,891,641

North Carolina (2.7%)

Concord
  Pre-refunded Certificate of Participation
  Series 1996B (MBIA)
   06-01-16               5.75              1,480,000                1,561,400
Kannapolis
  Revenue Bonds
  Series 2001B (FSA) A.M.T.
   02-01-21               5.25              1,000,000                1,066,580

See accompanying notes to investments in securities.

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3 -- AXP INSURED TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

Name of                 Coupon               Principal                 Value(a)
issuer and               rate                 amount
title of
issue (d,e)

North Carolina (cont.)

North Carolina Capital Facilities Finance Agency
  Revenue Bonds
  Johnson & Wales University Project
  Series 2003A (XLCA)
   04-01-11               5.00%            $1,120,000               $1,209,432
North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A (FGIC)
   01-01-12               5.50              4,805,000                5,340,613
Piedmont Triad Airport Authority
  Revenue Bonds
  Series 1999B (FSA) A.M.T.
   07-01-21               6.00              1,000,000                1,099,200
Total                                                               10,277,225

Ohio (2.2%)

Cleveland State University
  Revenue Bonds
  Series 2004 (FGIC)
   06-01-24               5.25              1,500,000                1,599,810
Hamilton County Convention Facilities Authority
  Revenue Bonds
  First Lien
  Series 2004 (FGIC)
   12-01-33               5.00              2,500,000                2,577,650
State of Ohio
  Revenue Bonds
  Case Western Reserve University Project
  Series 2004A (AMBAC)
   12-01-27               5.00              4,000,000                4,165,120
Total                                                                8,342,580

Oregon (1.4%)

Oregon State Bond Bank
  Revenue Bonds
  Oregon Economic Community Developement Department
  Series 2000A (MBIA)
   01-01-19               5.50              2,520,000                2,715,527
Oregon State Department of Administrative Services
  Revenue Bonds
  Series 2003A (FSA)
   04-01-18               5.00              2,460,000                2,608,313
Total                                                                5,323,840

Pennsylvania (3.8%)

Berks County
  Unlimited General Obligation Bonds
  Series 2002B (AMBAC)
   11-15-07               5.60              1,925,000                2,050,722
County of Allegheny
  Unlimited General Obligation Refunding Bonds
  Series 2003C-56 (FSA)
   10-01-09               5.00              3,000,000                3,207,270
Garnet Valley School District
  Unlimited General Obligation Bonds
  Series 2001A (FGIC)
   02-15-25               5.00              2,600,000                2,685,592

Municipal bonds (continued)
Name of                 Coupon               Principal                 Value(a)
issuer and               rate                 amount
title of
issue (d,e)

Pennsylvania (cont.)

Harrisburg Authority
  Pre-refunded Revenue Bonds
  Pooled Bond Program
  Series 1997II (MBIA)
   09-15-22               5.63%            $2,000,000               $2,131,100
Lehigh County Industrial Development Authority
  Refunding Revenue Bonds
  PPL Electric Utilities Corporation Project
  Series 2003 (AMBAC)
   11-01-08               3.13              3,000,000                3,007,530
Robinson Township Municipal Authority
  Revenue Bonds
  Series 1989 Escrowed To Maturity
  (FGIC)
   11-15-19               6.00              1,290,000                1,501,908
Total                                                               14,584,122

Puerto Rico (1.8%)

Puerto Rico Electric Power Authority
  Revenue Bonds
  Residuals
  Series 2002 Inverse Floater (MBIA)
   07-01-17               7.03              3,750,000(c,g)           4,822,050
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25              2,000,000(c)             2,187,820
Total                                                                7,009,870

Rhode Island (0.5%)

Rhode Island Health & Educational Building Corporation
  Refunding Revenue Bonds
  Higher Education - Johnson & Wales
  Series 2003 (XLCA)
   04-01-11               5.00              1,865,000                2,008,698

South Carolina (1.3%)

Medical University Hospital Authority
  Refunding Revenue Bonds
  FHA Insured Mtge
  Series 2004A (MBIA/FHA)
   02-15-20               5.25              1,000,000                1,073,320
Piedmont Municipal Power Agency
  Refunding Revenue Bonds
  Electric
  Series 1991 (FGIC)
   01-01-21               6.25              1,000,000                1,229,040
South Carolina Transportation Infrastructure Bank
  Revenue Bonds
  Junior Lien
  Series 2001B (AMBAC)
   10-01-31               5.25              2,500,000                2,617,375
Total                                                                4,919,735

Municipal bonds (continued)
Name of                 Coupon               Principal                 Value(a)
issuer and               rate                 amount
title of
issue (d,e)

Tennessee (1.3%)

Knox County Health Educational & Housing Facilities Board
  Refunding & Improvement Revenue Bonds
  Series 2002C (MBIA)
   01-01-07               5.00%            $3,780,000               $3,914,152
Metropolitan Government Nashville & Davidson County
  Health & Educational Facilities Board
  Revenue Bonds
  Vanderbilt University
  Series 2005B-3 (MBIA)
   10-01-44               5.00              1,000,000(h)             1,074,270
Total                                                                4,988,422

Texas (5.6%)

City of Houston
  Refunding Revenue Bonds
  Combination First Lien
  Series 2004A (FSA)
   05-15-22               5.25              4,660,000                4,976,088
Corsicana
  Refunding Revenue Bonds
  Series 1997A (FGIC)
   08-15-22               5.75              1,575,000                1,670,366
County of Harris
  Refunding Revenue Bonds
  Senior Lien
  Toll Road
  Series 2004 (FGIC)
   08-15-28               5.00              2,000,000                2,066,340
Cypress-Fairbanks Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2005
  (Permanent School Fund Guarantee)
   02-15-19               5.00              1,000,000(h)             1,067,160
Raven Hills Higher Education Corporation
  Revenue Bonds
  Bobcat Village LLC-Southwest
  Series 2001A (AMBAC)
   06-01-17               5.38              1,460,000                1,570,142
   06-01-18               5.38              1,535,000                1,643,878
Richardson Independent School District
  Unlimited General Obligation Bonds
  Series 2003
  (Permanent School Fund Guarantee)
   02-15-11               4.00              5,000,000                5,112,600
Wilson County Memorial Hospital District
  Limited General Obligation Bonds
  Series 2003 (MBIA)
   02-15-28               5.13              3,000,000                3,115,590
Total                                                               21,222,164

See accompanying notes to investments in securities.

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4 -- AXP INSURED TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

Name of                 Coupon               Principal                 Value(a)
issuer and               rate                 amount
title of
issue (d,e)

Utah (1.6%)

Utah Municipal Finance Cooperative
  Tax Allocation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1990 (FSA)
   03-01-09               2.76%            $4,835,000(b)            $4,188,367
Utah State Building Ownership Authority
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1998B (FSA)
   05-15-05               3.82              2,000,000(b)             1,995,043
Total                                                                6,183,410

Virginia (3.0%)

Hampton
  Revenue Bonds
  Series 2002 (AMBAC)
   01-15-35               5.00              8,000,000                8,222,480
Hampton VA Convention Center
  Revenue Bonds
  Series 2002 (AMBAC)
   01-15-28               5.13              3,000,000                3,129,690
Total                                                               11,352,170

Washington (1.7%)

State of Washington
  Limited General Obligation Bonds
  Motor Vehicle Fuel Tax
  Series 2003B (FGIC)
   07-01-12               5.00              3,500,000                3,779,510
Yakima County
  Limited General Obligation Bonds
  Series 2002 (AMBAC)
   12-01-21               5.00              2,425,000                2,534,610
Total                                                                6,314,120

West Virginia (0.7%)

West Virginia Higher Education Policy Commission
  Revenue Bonds
  Higher Education Facilities
  Series 2004B (FGIC)
   04-01-29               5.00              2,500,000                2,582,225

Total municipal bonds
(Cost: $339,535,238)                                              $346,260,444

Municipal notes (8.5%)
Issue (d,e,f)          Effective              Amount                   Value(a)
                         yield              payable at
                                             maturity

California (4.8%)

California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.N. Series 2001U
  MBIA A.M.T.
   08-01-32               2.35%            $7,300,000               $7,300,000
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.N. Series 2002J
  MBIA A.M.T.
   02-01-33               2.35              5,000,000                5,000,000
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.N. Series 2003U
  FSA A.M.T.
   02-01-32               2.35              5,900,000                5,900,000
Total                                                               18,200,000

Illinois (0.6%)

Illinois Health Facilities Authority
  Revenue Bonds
  University of Chicago Hospitals Project
  V.R.D.N. Series 1994C (JP Morgan Chase Bank) MBIA
   08-15-26               2.30              2,300,000                2,300,000

Nevada (0.5%)

County of Clark
  Revenue Bonds
  Sub Lien
  V.R.D.N. Series 2001A
  (Labdesbank Baden-Wuerttemberg)
  FGIC A.M.T.
   07-01-36               2.28              2,000,000                2,000,000

Municipal notes (continued)
Issue (d,e,f)          Effective              Amount                   Value(a)
                         yield              payable at
                                             maturity

Texas (1.2%)

Harris County Health Facilities Development Authority
  Revenue Bonds
  Texas Medical Center Project
  V.R.D.N. Series 2001
  (Chase Manhattan Bank) MBIA
   09-01-31               2.30%            $4,700,000               $4,700,000

Washington (1.4%)

Washington Health Care Facilities Authority
  Revenue Bonds
  Providence Services
  V.R.D.N. Series 2002A
  (JPMorgan Chase Bank) MBIA
   12-01-30               2.30              5,200,000                5,200,000

Total municipal notes
(Cost: $32,400,000)                                                $32,400,000

Total investments in securities
(Cost: $371,935,313)(j)                                           $378,660,444

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- AXP INSURED TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2004.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.8% of net assets at March 31, 2005.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      --     ACA Financial Guaranty Corporation
      AMBAC    --     American Municipal Bond Association Corporation
      BIG      --     Bond Investors Guarantee
      CGIC     --     Capital Guaranty Insurance Company
      FGIC     --     Financial Guaranty Insurance Company
      FHA      --     Federal Housing Authority
      FNMA     --     Federal National Mortgage Association
      FHLMC    --     Federal Home Loan Mortgage Corporation
      FSA      --     Financial Security Assurance
      GNMA     --     Government National Mortgage Association
      MBIA     --     MBIA Insurance Corporation
      XLCA     --     XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   --     Alternative Minimum Tax -- At March 31, 2005, the value
                      of securities subject to alternative minimum tax
                      represented 8.7% of net assets.
      B.A.N.   --     Bond Anticipation Note
      C.P.     --     Commercial Paper
      R.A.N.   --     Revenue Anticipation Note
      T.A.N.   --     Tax Anticipation Note
      T.R.A.N. --     Tax & Revenue Anticipation Note
      V.R.     --     Variable Rate
      V.R.D.B. --     Variable Rate Demand Bond
      V.R.D.N. --     Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2005.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on March 31, 2005. At March 31, 2005, the value of inverse floaters represented 3.6% of net assets.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2005.

(i) At March 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $3,000,000.

(j) At March 31, 2005, the cost of securities for federal income tax purposes was approximately $371,935,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 8,942,000
      Unrealized depreciation                                       (2,217,000)
                                                                    ----------
      Net unrealized appreciation                                  $ 6,725,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
6 -- AXP INSURED TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

                                                              S-6327-80 C (5/05)

                               PORTFOLIO HOLDINGS
                                      FOR
                       AXP(R) CALIFORNIA TAX-EXEMPT FUND
                      AXP(R) MASSACHUSETTS TAX-EXEMPT FUND
                        AXP(R) MICHIGAN TAX-EXEMPT FUND
                        AXP(R) MINNESOTA TAX-EXEMPT FUND
                        AXP(R) NEW YORK TAX-EXEMPT FUND
                          AXP(R) OHIO TAX-EXEMPT FUND
                               AT MARCH 31, 2005

Investments in Securities

AXP California Tax-Exempt Fund

March 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (93.4%)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

ABAG Finance Authority for Nonprofit Corporations
  Certificate of Participation
  National Center for International Schools Project
  Series 1996
   05-01-26               7.38%            $2,200,000              $2,268,200
ABAG Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20               6.13              2,500,000               2,723,650
Alhambra City Elementary School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999A (FSA)
   09-01-22               5.95              1,055,000(f)              441,349
Anaheim Union High School District
  Pre-refunded Unlimited General Obligation Bonds
  Series 2002A (FSA)
   08-01-16               5.38              1,550,000               1,731,970

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Beaumont Financing Authority
  Revenue Bonds
  Series 2000A
   09-01-32               7.38%            $1,955,000              $2,069,407
Beverly Hills Public Financing Authority
  Revenue Bonds
  Capital Improvements Project
  Series 1998A
   06-01-23               5.00              3,000,000               3,079,350
California Educational Facilities Authority
  Revenue Bonds
  Stanford University
  Series 1997N
   12-01-27               5.20              1,000,000               1,041,210
California Educational Facilities Authority
  Revenue Bonds
  University of Southern California
  Series 2003A
   10-01-33               5.00              2,000,000               2,048,940

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23               5.25%            $3,500,000              $3,618,789
California Health Facilities Financing Authority
  Revenue Bonds
  Sutter Health
  Series 1999A (MBIA)
   08-15-28               5.35              2,500,000               2,613,275
California Infrastructure & Economic Development Bank
  Revenue Bonds
  American Center for Wine, Food & Arts
  Series 1999 (ACA)
   12-01-19               5.70              2,500,000               2,643,825
California Rural Home Mortgage Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1997A-2
  (GNMA/FNMA/FHLMC) A.M.T.
   09-01-29               7.00                120,000                 121,724

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

AXP California Tax-Exempt Fund

Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

California Rural Home Mortgage Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1998B-5
  (GNMA/FNMA/FHLMC) A.M.T.
   12-01-29               6.35%              $125,000                $125,858
California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-09               5.25              3,200,000               3,462,496
   05-01-10               5.25              3,000,000               3,276,960
   05-01-15               6.00              2,000,000               2,284,560
California State Public Works Board
  Revenue Bonds
  Department of General Services
  Capital East End
  Series 2002A
   12-01-06               5.00              1,000,000               1,034,490
California Statewide Communities Development Authority
  Revenue Bonds
  Daughters of Charity Health
  Series 2005A
   07-01-39               5.00              2,250,000               2,224,350
California Statewide Communities Development Authority
  Revenue Bonds
  Daughters of Charity Health
  Series 2005G
   07-01-13               5.25                200,000                 214,484
California Statewide Communities Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2004E
   04-01-32               3.88                750,000(j)              750,000
California Statewide Communities Development Authority
  Revenue Bonds
  Thomas Jefferson School of Law Project
  Series 2001
   10-01-31               7.75              2,500,000               2,663,975
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24               5.00              1,000,000(c)            1,034,330
Contra Costa County
  Revenue Bonds
  Cypress Meadows Project
  Series 1998E A.M.T.
   09-01-28               7.00                236,638(b,i)             47,328
County of Riverside
  Certificate of Participation
  Series 1998 (MBIA)
   12-01-21               5.00              1,530,000               1,588,890
County of San Diego
  Certificate of Participation
  Series 1993 (AMBAC)
   09-01-07               8.52              3,200,000(g)            3,614,463

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Desert Sands Unified School District
  Refunding Certificate of Participation
  Series 2003 (MBIA)
   03-01-17               5.25%            $1,135,000              $1,238,342
Encinitas Union School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1996 (MBIA)
   08-01-15               5.85              2,500,000(f)            1,571,275
Fontana Unified School District
  Pre-refunded Unlimited General Obligation Bonds
  Series 1995C (FGIC)
   05-01-20               6.15              3,470,000               3,769,356
Fontana Unified School District
  Unlimited General Obligation Bonds
  Convertible Capital Appreciation
  Series 1997D (FGIC)
   05-01-22               5.75              2,000,000               2,217,000
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Series 2003A-1
   06-01-33               6.25              2,000,000               2,051,220
   06-01-39               6.75              1,250,000               1,316,313
   06-01-40               6.63                550,000                 571,890
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Enhanced Asset-backed
  Series 2003B (FGIC)
   06-01-28               5.38              2,500,000               2,608,850
Inglewood Redevelopment Agency
  Refunding Tax Allocation Bonds
  Merged Redevelopment Project
  Series 1998A (AMBAC)
   05-01-23               5.25              1,100,000               1,218,602
Lake Elsinore Public Financing Authority
  Revenue Bonds
  Series 1997F
   09-01-20               7.10                815,000                 880,339
Lancaster Redevelopment Agency
  Refunding Tax Allocation Bonds
  Combined Redevelopment Project Areas
  Series 2003 (MBIA)
   08-01-17               5.13              1,840,000               2,017,174
Los Angeles County Public Works Financing Authority
  Pre-refunded Revenue Bonds
  Multiple Capital Facilities Project
  Series 1997V-B (AMBAC)
   12-01-29               5.13              1,000,000               1,068,620
Los Angeles County Sanitation Districts Financing Authority
  Revenue Bonds
  Capital Project
  Series 2003A (FSA)
   10-01-13               5.00              2,000,000               2,189,460

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Los Angeles Department of Water & Power
  Revenue Bonds
  Power System
  Series 2003B (FSA)
   07-01-16               5.13%            $1,460,000              $1,588,115
   07-01-17               5.13              2,315,000               2,504,575
Los Angeles Harbor Department
  Revenue Bonds
  Series 1988 Escrowed to Maturity
   10-01-18               7.60                965,000               1,207,688
Los Angeles Unified School District
  Certificate of Participation
  Multiple Properties Project
  Series 2002B (FSA)
   10-01-08               5.00              1,000,000               1,068,860
Los Angeles Unified School District
  Certificate of Participation
  Multiple Properties Project
  Series 2002B Escrowed to Maturity (FSA)
   10-01-06               5.00              1,000,000               1,034,830
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Series 1997A (FGIC)
   07-01-21               5.00              2,000,000               2,100,880
Menlo Park
  Unlimited General Obligation Bonds
  Series 2002
   08-01-32               5.30              1,900,000               2,001,441
Metropolitan Water District of Southern California
  Pre-refunded Revenue Bonds
  Series 1997A
   07-01-26               5.00              3,000,000               3,197,251
Mountain View Los Altos Union High School District
  Pre-refunded Unlimited General Obligation Bonds
  Series 1995A
   08-01-15               5.75              1,200,000               1,237,176
Oxnard School District
  Unlimited General Obligation Refunding Bonds
  Series 2001A (MBIA)
   08-01-30               5.75              2,575,000               2,951,645
Pittsburg Redevelopment Agency
  Tax Allocation Bonds
  Los Medanos Community Development Project
  Zero Coupon
  Series 1999 (AMBAC)
   08-01-24               6.05              2,100,000(f)              771,519
Port of Oakland
  Revenue Bonds
  Series 1997G (MBIA) A.M.T.
   11-01-25               5.38              3,080,000               3,221,834
Port of Oakland
  Revenue Bonds
  Series 2000K (FGIC) A.M.T.
   11-01-18               5.63              1,000,000               1,071,060

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

AXP California Tax-Exempt Fund

Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25%            $1,000,000(c,g)         $1,093,910
Richmond Joint Powers Financing Authority
  Refunding Revenue Bonds
  Lease & Gas Tax
  Series 1995A
   05-15-13               5.25              2,000,000               1,965,080
Sacramento City Financing Authority
  Revenue Bonds
  City Hall & Redevelopment Projects
  Series 2002A (FSA)
   12-01-19               5.38              1,580,000               1,726,324
Sacramento Cogeneration Authority
  Pre-refunded Revenue Bonds
  Procter & Gamble Project
  Series 1995
   07-01-10               6.38                500,000                 514,805
Sacramento Municipal Utility District
  Refunding Revenue Bonds
  Series 2003S (FSA)
   11-15-10               5.00              2,500,000               2,728,025
San Diego Public Water Facilities Financing Authority
  Revenue Bonds
  Series 2002 (MBIA)
   08-01-26               5.00              2,500,000               2,562,975
San Diego Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999A (FGIC)
   07-01-12               3.70              3,420,000(f)            2,569,343
San Francisco Bay Area Transit Financing Authority
  Revenue Bonds
  Series 2001 (AMBAC)
   07-01-36               5.13              2,000,000               2,044,280
San Francisco City & County Airports Commission
  Refunding Revenue Bonds
  2nd Series 2001B-27 (FGIC)
   05-01-16               5.25              2,170,000               2,336,699
San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25              2,000,000               2,121,900
San Juan Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999 (FSA)
   08-01-21               5.68                820,000(f)              364,474
   08-01-24               5.70              1,810,000(f)              675,076

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

San Mateo County Community College District
  Unlimited General Obligation Bonds
  Election of 2001
  Series 2002A (FGIC)
   09-01-18               5.38%            $1,000,000              $1,096,740
Santa Clara Valley Transportation Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   04-01-36               5.50              1,500,000(g)            1,562,565
Santa Maria Joint Union High School District
  Unlimited General Obligation Bonds
  Election of 2000
  Series 2003B (FSA)
   08-01-27               5.00              3,000,000               3,120,060
South Tahoe Joint Powers Financing Authority
  Refunding Revenue Bonds
  Redevelopment Project Area #1
  Series 1995B
   10-01-20               6.25              2,700,000               2,799,387
State of California
  Unlimited General Obligation Bonds
  Series 2000
   05-01-19               5.63              3,000,000               3,295,500
   10-01-25               5.38              2,500,000               2,647,675
State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   09-01-13               5.25              1,500,000               1,633,605
State of California
  Unlimited General Obligation Bonds
  Series 2001
   06-01-11               5.50              2,825,000               3,117,218
   03-01-31               5.13              2,500,000               2,576,225
   06-01-31               5.13              2,500,000               2,578,975
State of California
  Unlimited General Obligation Bonds
  Series 2002
   02-01-15               6.00              1,000,000               1,151,410
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-10               5.00              1,000,000               1,069,190
   02-01-21               5.25              2,500,000               2,653,750
   02-01-29               5.25              2,500,000               2,603,900
   02-01-32               5.00              2,500,000               2,538,950
State of California
  Unlimited General Obligation Bonds
  Series 2003 (FGIC)
   11-01-20               5.25              1,000,000               1,079,380
State of California
  Unlimited General Obligation Bonds
  Series 2004
   03-01-14               5.25              2,000,000               2,196,680
   02-01-33               5.00              1,000,000               1,015,620
   04-01-34               5.25              2,200,000               2,294,424

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

State of California
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   02-01-33               5.00%            $2,500,000              $2,569,850
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   01-01-11               5.25              5,000,000               5,448,399
State of California
  Unlimited General Obligation Bonds
  Series 2004A (FGIC)
   07-01-17               5.00              2,000,000               2,098,080
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-22               5.00              2,000,000               2,068,960
   11-01-23               5.13              2,500,000               2,608,225
   11-01-24               5.13              2,000,000               2,079,360
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2004 (FSA)
   12-01-22               5.25              1,500,000               1,608,000
State of California
  Unlimited General Obligation Bonds
  Veterans
  Series 2000B A.M.T.
   12-01-12               4.95              2,250,000               2,284,470
   12-01-13               5.05              1,435,000               1,465,149
   12-01-14               5.15              2,535,000               2,574,419
State of California
  Unlimited General Obligation Refunding Bonds
  Series 2002
   02-01-30               5.25              2,500,000               2,582,225
Stockton
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1990A
  (GNMA/FNMA/FHLMC) A.M.T.
   02-01-23               7.50                 30,000                  32,095
Tobacco Securitization Authority of Southern California
  Revenue Bonds
  Asset-backed
  Series 2002A
   06-01-43               5.63              1,000,000                 952,760
University of California
  Revenue Bonds
  Multiple Purpose
  Series 2000K (FGIC)
   09-01-20               5.00              1,010,000               1,050,319
University of California
  Revenue Bonds
  Multiple Purpose Projects
  Series 2003Q (FSA)
   09-01-18               5.00              2,000,000               2,097,400

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

AXP California Tax-Exempt Fund

Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Walnut Energy Center Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   01-01-29               5.00%            $2,500,000              $2,574,750
   01-01-34               5.00              1,000,000               1,026,270
West Contra Costa Unified School District
  Unlimited General Obligation Bonds
  Election of 2000
  Series 2003C (FGIC)
   08-01-06               3.00              1,985,000               1,995,719
Western Hills Water District
  Special Tax Bonds
  Diablo Grande Community Facilities #1
  Series 2001
   09-01-31               6.88              1,000,000               1,044,280
Whittier Union High School District
  Unlimited General Obligation Bonds
  Election of 1999
  Series 2003D (FSA)
   08-01-28               5.00              2,615,000               2,684,664
Total municipal bonds
(Cost: $190,060,645)                                             $195,978,727

Municipal notes (5.7%)
Issue(d,e,g)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Abag Finance Authority for Nonprofit Corporations
  Revenue Bonds
  Jewish Community Center Project
  V.R.D.N. Series 2002
   11-15-31               2.28%            $2,200,000              $2,200,000
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.N. Series 2001J
  FSA A.M.T.
   02-01-32               2.35              1,900,000               1,900,000
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.N. Series 2002B (Lloyds TSB Bank)
  FSA A.M.T.
   08-01-33               2.35              1,290,000               1,290,000
California State Department of Water Resources
  Revenue Bonds
  V.R.D.N. Series 2002B-4
  (Bayerische Landesbank)
   05-01-22               2.28              2,400,000               2,400,000

Municipal notes (continued)
Issue(d,e,g)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Irvine
  Special Assessment Bonds
  Assessment District #87-8
  V.R.D.N. Series 1999
  (KBC Bank NV)
   09-02-24               2.28%            $2,200,000              $2,200,000
State of California
  Revenue Bonds
  V.R.D.N. Series 2004C-7
  (BNP Paribas)
   07-01-23               2.28              1,900,000               1,900,000

Total municipal notes
(Cost: $11,890,000)                                               $11,890,000

Total investments in securities
(Cost: $201,950,645)(k)                                          $207,868,727

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2004.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.0% of net assets at March 31, 2005.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA       --   ACA Financial Guaranty Corporation
      AMBAC     --   American Municipal Bond Association Corporation
      BIG       --   Bond Investors Guarantee
      CGIC      --   Capital Guaranty Insurance Company
      FGIC      --   Financial Guaranty Insurance Company
      FHA       --   Federal Housing Authority
      FNMA      --   Federal National Mortgage Association
      FHLMC     --   Federal Home Loan Mortgage Corporation
      FSA       --   Financial Security Assurance
      GNMA      --   Government National Mortgage Association
      MBIA      --   MBIA Insurance Corporation
      XLCA      --   XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.    --   Alternative Minimum Tax -- At March 31, 2005, the value
                     of securities subject to alternative minimum tax
                     represented 6.7% of net assets.
      B.A.N.    --   Bond Anticipation Note
      C.P.      --   Commercial Paper
      R.A.N.    --   Revenue Anticipation Note
      T.A.N.    --   Tax Anticipation Note
      T.R.A.N.  --   Tax & Revenue Anticipation Note
      V.R.      --   Variable Rate
      V.R.D.B.  --   Variable Rate Demand Bond
      V.R.D.N.  --   Variable Rate Demand Note

--------------------------------------------------------------------------------
4 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

AXP California Tax-Exempt Fund

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2005.

(h) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2005.

(i) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at March 31, 2005, is as follows:

      Security                              Acquisition                 Cost
                                               date
      Contra Costa County
      Revenue Bonds
      Cypress Meadows Project
      Series 1998E A.M.T.
         7.00% 2028                          09-21-98                $236,638

(j) At March 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $750,000.

(k) At March 31, 2005, the cost of securities for federal income tax purposes was approximately $201,951,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $6,801,000
      Unrealized depreciation                                        (883,000)
                                                                     --------
      Net unrealized appreciation                                  $5,918,000
                                                                   ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
5 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

Investments in Securities

AXP Massachusetts Tax-Exempt Fund

March 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (96.8%)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Boston Metropolitan District
  Unlimited General Obligation Refunding Bonds
  Series 2002A
   12-01-11               5.13%            $2,050,000              $2,225,890
City of Boston
  Revenue Bonds
  Series 2004A
   11-01-22               5.00              1,000,000               1,051,220
City of Boston
  Unlimited General Obligation Refunding Bonds
  Series 2003A (MBIA)
   02-01-07               2.63              2,185,000               2,172,524
   02-01-23               5.00              1,000,000               1,040,780
City of Springfield
  Limited General Obligation Bonds
  State Qualified
  Series 2003 (MBIA)
   01-15-20               5.25              1,405,000               1,526,209
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidated Loan
  Series 2002C (FSA)
   11-01-15               5.50              2,500,000               2,820,649
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidated Loan
  Series 2002E
   01-01-10               5.50              3,000,000               3,272,069
Commonwealth of Massachusetts
  Limited General Obligation Refunding Bonds
  Series 1997A (AMBAC)
   08-01-10               5.75              2,185,000               2,432,954
Commonwealth of Massachusetts
  Limited General Obligation Refunding Bonds
  Series 2002B
   02-01-06               5.00              2,000,000               2,039,220
Commonwealth of Massachusetts
  Pre-refunded Limited General Obligation Bonds
  Consolidated Loan
  Series 2002A (FGIC)
   01-01-14               5.00              2,500,000               2,657,274
Commonwealth of Massachusetts
  Pre-refunded Limited General Obligation Bonds
  Consolidated Loan
  Series 2002C
   11-01-30               5.25              2,000,000               2,183,720
Commonwealth of Massachusetts
  Pre-refunded Unlimited General Obligation Bonds
  Consolidated Loan
  Series 2003D
   10-01-22               5.25              1,000,000               1,096,760

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Commonwealth of Massachusetts
  Revenue Bonds
  Grant Anticipation Notes
  Series 1998A (FSA)
   06-15-09               5.25%            $1,500,000              $1,615,455
Commonwealth of Massachusetts
  Special Obligation Bonds
  Refunding Notes
  Federal Highway Grant Anticipation
  Series 2003A (FSA)
   12-15-14               5.00              1,000,000               1,073,000
Freetown Lakeville Regional School District
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   01-01-13               5.00              1,865,000               2,022,835
Massachusetts Bay Transportation Authority
  Refunding Revenue Bonds
  Series 1992B
   03-01-16               6.20              1,500,000               1,746,645
Massachusetts Development Finance Agency
  Pre-refunded Revenue Bonds
  Briarwood
  Series 2001B
   12-01-30               8.25                750,000                 934,838
Massachusetts Development Finance Agency
  Revenue Bonds
  1st Mtge Berkshire Retirement
  Series 1999
   07-01-29               5.63              1,250,000               1,236,138
Massachusetts Development Finance Agency
  Revenue Bonds
  Boston University
  Series 1999P
   05-15-29               6.00              1,400,000               1,575,714
Massachusetts Development Finance Agency
  Revenue Bonds
  Devens Electric System
  Series 2001
   12-01-30               6.00              1,000,000               1,067,680
Massachusetts Development Finance Agency
  Revenue Bonds
  May Institute
  Series 1999 (Radian Group Financial Guaranty)
   09-01-29               5.75              1,000,000               1,060,060
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Boston College
  Series 2003N
   06-01-06               4.00              1,000,000               1,014,660
   06-01-21               5.25              1,000,000               1,076,830

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2001DD
   07-15-35               5.00%            $1,000,000              $1,025,910
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37               5.13              3,000,000               3,116,939
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2003L
   07-01-13               5.00              1,000,000               1,090,060
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2004M
   07-01-25               5.25              1,000,000               1,115,910
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  New England Medical Center Hospital
  Series 2002H (FGIC)
   05-15-08               5.00              1,655,000               1,747,515
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Williams College
  Series 2003H
   07-01-33               5.00              1,750,000               1,798,633
Massachusetts Housing Finance Agency
  Revenue Bonds
  Single Family
  Series 2003-98 A.M.T.
   06-01-23               4.88                985,000(g)              962,315
Massachusetts Industrial Finance Agency
  Revenue Bonds
  TNG Marina Bay LLC Project
  Series 1997 A.M.T.
   12-01-27               7.50              1,000,000               1,016,190
Massachusetts Industrial Finance Agency
  Revenue Bonds
  Tufts University
  Series 1998H (MBIA)
   02-15-28               4.75              1,000,000               1,004,850
Massachusetts Municipal Wholesale Electric Company
  Revenue Bonds
  Nuclear Project #5
  Series 2001A (MBIA)
   07-01-10               5.00              1,000,000               1,072,170

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

AXP Massachusetts Tax-Exempt Fund

Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Massachusetts Port Authority
  Revenue Bonds
  Series 2003A (MBIA)
   07-01-18               5.00%            $1,000,000              $1,058,020
Massachusetts State College Building Authority
  Refunding Revenue Bonds
  Series 2003B (XLCA)
   05-01-07               5.00              1,080,000               1,124,831
   05-01-08               5.00              1,130,000               1,191,416
Massachusetts State Water Pollution Abatement
  Pre-refunded Revenue Bonds
  Pool Program
  Series 2002-8
   08-01-20               5.00              1,475,000               1,588,118
Massachusetts State Water Pollution Abatement
  Revenue Bonds
  Pool Program
  Series 2004-10
   08-01-34               5.00              1,000,000               1,033,050
Massachusetts State Water Pollution Abatement
  Un-refunded Revenue Bonds
  Pool Program
  Series 2002-8
   08-01-20               5.00                 25,000                  26,280
Massachusetts Water Resources Authority
  Refunding Revenue Bonds
  Series 1998B (FSA)
   08-01-11               5.50              1,930,000               2,143,651
Massachusetts Water Resources Authority
  Revenue Bonds
  Series 1992A (FGIC)
   07-15-19               6.50              2,000,000               2,412,400
Massachusetts Water Resources Authority
  Revenue Bonds
  Series 2004D (MBIA)
   08-01-27               4.75              1,000,000               1,011,590

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13%            $1,000,000(c)           $1,078,050
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2002A Inverse Floater (MBIA)
   07-01-17               7.04              1,500,000(b,c)          1,928,820
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2004J (AMBAC)
   07-01-36               5.00                625,000(c,g)            675,738
Southeastern Massachusetts University Building Authority
  Pre-refunded Revenue Bonds
  Series 1995A (AMBAC)
   05-01-16               5.75              1,250,000               1,278,200
University of Massachusetts Building Authority
  Refunding Revenue Bonds
  Series 2003-1 (AMBAC)
   11-01-21               5.25              1,000,000               1,086,900
University of Massachusetts Building Authority
  Revenue Bonds
  Series 1976 Escrowed to Maturity
   05-01-11               7.50                 65,000                  72,664
Westfield
  Limited General Obligation Refunding Bonds
  Series 2003 (MBIA)
   09-01-17               5.00                940,000               1,000,292
Woods Hole Martha's Vineyard & Nantucket Steamship Authority
  Revenue Bonds
  Series 2004B
   03-01-20               5.00                750,000                 793,815
Worcester
  Limited General Obligation Bonds
  Series 2001A (FGIC)
   08-15-12               5.50              1,400,000               1,545,782

Total municipal bonds
(Cost: $72,583,952)                                               $73,943,233

Municipal notes (1.9%)
Issue(e,f,g)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Capital Asset Program
  V.R.D.B. Series 1985B MBIA
   07-01-10               2.29%              $400,000                $400,000
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Capital Asset Program
  V.R.D.B. Series 1985E (Fleet National Bank)
   01-01-35               2.30              1,060,000               1,060,000

Total municipal notes
(Cost: $1,460,000)                                                 $1,460,000

Total investments in securities
(Cost: $74,043,952)(h)                                            $75,403,233

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
7 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

AXP Massachusetts Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2004.

(b) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on March 31, 2005. At March 31, 2005, the value of inverse floaters represented 2.5% of net assets.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 4.8% of net assets at March 31, 2005.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA       --   ACA Financial Guaranty Corporation
      AMBAC     --   American Municipal Bond Association Corporation
      BIG       --   Bond Investors Guarantee
      CGIC      --   Capital Guaranty Insurance Company
      FGIC      --   Financial Guaranty Insurance Company
      FHA       --   Federal Housing Authority
      FNMA      --   Federal National Mortgage Association
      FHLMC     --   Federal Home Loan Mortgage Corporation
      FSA       --   Financial Security Assurance
      GNMA      --   Government National Mortgage Association
      MBIA      --   MBIA Insurance Corporation
      XLCA      --   XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.    --   Alternative Minimum Tax -- At March 31, 2005, the value
                     of securities subject to alternative minimum tax
                     represented 2.6% of net assets.
      B.A.N.    --   Bond Anticipation Note
      C.P.      --   Commercial Paper
      R.A.N.    --   Revenue Anticipation Note
      T.A.N.    --   Tax Anticipation Note
      T.R.A.N.  --   Tax & Revenue Anticipation Note
      V.R.      --   Variable Rate
      V.R.D.B.  --   Variable Rate Demand Bond
      V.R.D.N.  --   Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2005.

(h) At March 31, 2005, the cost of securities for federal income tax purposes was approximately $74,044,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $1,727,000
      Unrealized depreciation                                        (368,000)
                                                                     --------
      Net unrealized appreciation                                  $1,359,000
                                                                   ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
8 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

Investments in Securities

AXP Michigan Tax-Exempt Fund

March 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (95.6%)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Allegan Hospital Finance Authority
  Refunding Revenue Bonds
  Allegan General Hospital
  Series 1999
   11-15-21               7.00%            $1,000,000              $1,026,910
Allen Park Public School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-12               5.00              1,000,000               1,080,220
   05-01-18               5.00              1,000,000               1,059,880
Anchor Bay School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00              1,000,000               1,033,770
Chippewa Valley Schools
  Unlimited General Obligation Refunding Bonds
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-21               5.00                745,000                 782,302
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24               5.00                500,000(c)              517,165
Concord Academy/Boyne
  Certificate of Participation
  Series 1998
   10-01-19               7.00                965,000                 952,214
Detroit
  Revenue Bonds
  Senior Lien
  Series 2003A (MBIA)
   07-01-34               5.00              1,375,000               1,408,481
Detroit
  Revenue Bonds
  Series 2003B (MBIA)
   07-01-32               5.25              1,500,000               1,575,570
Detroit
  Unlimited General Obligation Bonds
  Series 2001A-1 (MBIA)
   04-01-15               5.38              1,000,000               1,093,430
Detroit City School District
  Unlimited General Obligation Bonds
  School Building & Site Improvement
  Series 2003B (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-11               5.25              1,000,000               1,094,390

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Dickinson County Economic Development Corporation
  Refunding Revenue Bonds
  International Paper Company Projects
  Series 2004A
   11-01-18               4.80%              $500,000                $498,500
Eastern Michigan University
  Refunding Revenue Bonds
  Series 2003A (FGIC)
   06-01-28               5.00              1,000,000               1,029,630
Genesee County
  Pre-refunded Limited General Obligation Bonds
  Sewer Disposal System #3
  Series 1996A (AMBAC)
   04-01-15               5.40              1,000,000               1,047,460
Goodrich Area School District
  Unlimited General Obligation Bonds
  Series 2003B
  (Qualified School Bond Loan Fund)
   05-01-27               5.00              1,000,000               1,034,480
Grand Rapids Building Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   10-01-17               5.50              1,270,000               1,406,081
Howell Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00              1,000,000               1,033,770
Hudsonville Public Schools
  Unlimited General Obligation Refunding Bonds
  Series 1997 (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-27               5.15              1,000,000               1,023,320
Jackson
  Limited General Obligation Bonds
  Capital Appreciation
  Downtown Development
  Zero Coupon
  Series 2001 (FSA)
   06-01-21               5.58              1,450,000(b)              674,917
L'Anse Creuse Public Schools
  Unlimited General Obligation Refunding Bonds
  Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-11               4.00              1,000,000               1,022,170
Lansing Community College
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   05-01-12               5.00              1,000,000               1,085,400

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Lawton Community Schools
  Unlimited General Obligation Bonds
  Series 2001
  (Qualified School Bond Loan Fund)
   05-01-31               5.00%            $1,000,000              $1,021,290
Lincoln Park School District
  Pre-refunded Unlimited General Obligation Bonds
  Series 1996 (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-26               5.90              1,000,000               1,044,160
Manchester Community Schools
  Unlimited General Obligation Refunding Bonds
  Building & Site
  Series 2001
  (Qualified School Bond Loan Fund)
   05-01-26               5.00              1,400,000               1,443,540
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water State Revolving Fund
  Series 2002
   10-01-07               5.25              1,000,000               1,055,790
   10-01-20               5.38              1,000,000               1,090,920
   10-01-21               5.38              1,000,000               1,084,180
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
   01-01-09               5.25              2,000,000               2,144,759
Michigan State Building Authority
  Refunding Revenue Bonds
  Facilities Program
  Series 2003 II (MBIA)
   10-15-29               5.00              1,000,000               1,030,790
Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  Series 2000 I
   10-15-16               5.25              1,000,000               1,074,250
Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  Series 2001 I
   10-15-08               5.50                500,000                 540,500
Michigan State Building Authority
  Revenue Bonds
  State Police Communications System
  Series 2002 Escrowed to Maturity
   10-01-07               4.00              1,000,000               1,026,230

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

AXP Michigan Tax-Exempt Fund

Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Michigan State Hospital Finance Authority
  Revenue Bonds
  Oakwood Obligated Group
  Series 2003
   11-01-18               5.50%            $1,000,000              $1,064,950
Michigan State South Central Power Agency
  Refunding Revenue Bonds
  Series 2002 (AMBAC)
   11-01-10               5.00              2,000,000               2,153,779
Michigan Strategic Fund
  Refunding Revenue Bonds
  Detroit Edison
  Series 1990BB (MBIA)
   07-15-08               7.00              1,000,000               1,118,940
Michigan Strategic Fund
  Refunding Revenue Bonds
  The Oxford Institute
  Series 1987A Escrowed to Maturity
   08-15-05               7.88                 25,000                  25,495
Plymouth-Canton Community School District
  Unlimited General Obligation Refunding Bonds
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-15               5.25                600,000                 656,046
Pontiac Tax Increment Finance Authority
  Refunding Revenue Bonds
  Tax Increment
  Development Area #2
  Series 2002 (ACA)
   06-01-22               5.63              1,000,000               1,047,500
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2002C (XLCA)
   07-01-13               5.50              1,000,000(c)            1,130,560
Redford Township
  Pre-refunded Limited General Obligation Bonds
  Series 1995 (MBIA)
   04-01-16               5.25              1,450,000               1,488,411
Saline Area Schools
  Unlimited General Obligation Bonds
  Series 2000A
  (Qualified School Bond Loan Fund)
   05-01-09               4.75              1,000,000               1,055,590
South Lyon Community Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003 (FGIC)
   05-01-28               5.00              1,000,000               1,031,100
Southfield Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003A
  (Qualified School Bond Loan Fund)
   05-01-22               5.25              1,025,000               1,108,210

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

State of Michigan
  Certificate of Participation
  Series 2004A (MBIA)
   09-01-31               4.25%              $750,000(f)             $766,440
State of Michigan
  Unlimited General Obligation Bonds
  Environmental Programs
  Series 2003A
   05-01-10               5.00              1,000,000               1,076,360
Summit Academy
  Certificate of Participation
  Series 1998
   08-01-18               7.00                500,000                 490,195
Summit Academy North Public School Academy
  Certificate of Participation
  Series 2001
   07-01-30               7.38                750,000                 782,843
Van Buren Township Downtown Development Authority
  Tax Allocation Bonds
  Series 1994
   10-01-16               8.40                920,000                 943,616
Warren Consolidated School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003 (FGIC)
   05-01-13               5.00                875,000                 951,186
Waverly Community School
  Pre-refunded Unlimited General Obligation Bonds
  Series 2000 (FGIC)
   05-01-17               5.25              1,000,000               1,090,360
Wayne State University
  Revenue Bonds
  Series 1999 (FGIC)
   11-15-19               5.25              1,000,000               1,064,360
Western Michigan University
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   11-15-23               4.25              1,000,000                 971,130
Western Township Utilities Authority
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   01-01-08               5.00              1,500,000               1,578,255
Williamston Community School District
  Unlimited General Obligation Bonds
  Series 1996 (MBIA)
  (Qualified School Bond Loan Fund)
   05-01-25               5.50              1,000,000               1,149,960
Wyandotte City School District
  Unlimited General Obligation Refunding Bonds
  Building & Site
  Series 2002
  (Qualified School Bond Loan Fund)
   05-01-14               5.38              1,250,000               1,367,813

Total municipal bonds
(Cost: $56,817,943)                                               $58,149,568

Municipal note (2.6%)
Issue(e,f)             Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

University of Michigan
  Refunding Revenue Bonds
  University of Michigan Hospital
  V.R.D.N. Series 1992A
   12-01-19               2.30%            $1,600,000              $1,600,000

Total municipal note
(Cost: $1,600,000)                                                 $1,600,000

Total investments in securities
(Cost: $58,417,943)(g)                                            $59,749,568

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

AXP Michigan Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2004.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.7% of net assets at March 31, 2005.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA       --   ACA Financial Guaranty Corporation
      AMBAC     --   American Municipal Bond Association Corporation
      BIG       --   Bond Investors Guarantee
      CGIC      --   Capital Guaranty Insurance Company
      FGIC      --   Financial Guaranty Insurance Company
      FHA       --   Federal Housing Authority
      FNMA      --   Federal National Mortgage Association
      FHLMC     --   Federal Home Loan Mortgage Corporation
      FSA       --   Financial Security Assurance
      GNMA      --   Government National Mortgage Association
      MBIA      --   MBIA Insurance Corporation
      XLCA      --   XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.    --   Alternative Minimum Tax
      B.A.N.    --   Bond Anticipation Note
      C.P.      --   Commercial Paper
      R.A.N.    --   Revenue Anticipation Note
      T.A.N.    --   Tax Anticipation Note
      T.R.A.N.  --   Tax & Revenue Anticipation Note
      V.R.      --   Variable Rate
      V.R.D.B.  --   Variable Rate Demand Bond
      V.R.D.N.  --   Variable Rate Demand Note

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2005.

(g) At March 31, 2005, the cost of securities for federal income tax purposes was approximately $58,418,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $1,429,000
      Unrealized depreciation                                         (97,000)
                                                                      -------
      Net unrealized appreciation                                  $1,332,000
                                                                   ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
11 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

Investments in Securities

AXP Minnesota Tax-Exempt Fund

March 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (95.0%)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Anoka County Housing & Redevelopment Authority
  Revenue Bonds
  Epiphany Assisted Living LLC Project
  Series 1999
   12-01-29               7.40%            $3,560,000(i)           $3,148,962
Anoka County Housing & Redevelopment Authority
  Unlimited General Obligation Bonds
  Housing Development
  Series 2004 (AMBAC)
   02-01-34               5.00              1,355,000               1,393,848
Anoka-Hennepin Independent School District #11
  Unlimited General Obligation Bonds
  Series 2001A
  (School District Credit Enhancement Program)
   02-01-09               5.00              1,040,000               1,105,645
   02-01-10               5.00              1,000,000               1,075,170
   02-01-13               5.00              4,175,000               4,445,498
   02-01-15               5.00              1,990,000               2,101,858
   02-01-16               5.00              2,000,000               2,108,160
Austin Housing & Redevelopment Authority
  Revenue Bonds
  Courtyard Residence Project
  Series 2000A
   01-01-32               7.25              2,000,000               2,116,720
Bloomington Independent School District #271
  Unlimited General Obligation Bonds
  Building
  Series 1999B
  (School District Credit Enhancement Program)
   02-01-15               5.00              1,500,000               1,579,230
Bloomington Independent School District #271
  Unlimited General Obligation Bonds
  Series 2001A (FSA)
  (School District Credit Enhancement Program)
   02-01-24               5.13              2,000,000               2,103,780
City of Breckenridge
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30               5.00              4,000,000               4,096,560
City of Brooklyn Center
  Refunding Revenue Bonds
  Four Courts Apartments Project
  Series 1995B A.M.T.
   06-15-09               7.58              2,110,000               2,087,022
City of Chaska
  Unlimited General Obligation Refunding Bonds
  Tax Increment
  Series 2003B (AMBAC)
   12-01-06               3.00              1,245,000               1,250,578

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

City of Minneapolis
  Revenue Bonds
  Fairview Health Services
  Series 2002B (MBIA)
   05-15-14               5.50%            $2,050,000              $2,287,759
   05-15-15               5.50              2,160,000               2,404,793
   05-15-16               5.50              2,200,000               2,437,732
   05-15-17               5.50              1,295,000               1,428,139
City of Minneapolis
  Unlimited General Obligation Bonds
  Convention Center
  Series 2002
   12-01-12               5.00              1,500,000               1,604,145
City of Minneapolis
  Unlimited General Obligation Bonds
  Convention Center
  Series 2002A
   12-01-07               5.00              3,670,000               3,864,510
   12-01-08               5.00              4,315,000               4,602,250
City of Minneapolis
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2001
   12-01-11               5.00              3,035,000               3,293,703
City of Sartell
  Revenue Bonds
  Foundation for Health Care Project
  Series 1999A
   09-01-29               6.63              1,000,000               1,020,670
City of Sartell
  Revenue Bonds
  Foundation for Health Care Project
  Series 2001A
   09-01-30               8.00              1,000,000               1,066,000
City of St. Paul
  Refunding Revenue Bonds
  Series 2003D (AMBAC)
   12-01-08               4.00              3,500,000               3,610,425
City of St. Paul
  Unlimited General Obligation Bonds
  Capital Improvement
  Series 2003A
   03-01-09               3.50              1,875,000               1,892,700
City of Vadnais Heights
  Refunding Revenue Bonds
  Cottages of Vadnais Heights
  Series 1997 A.M.T.
   07-15-09               7.00              1,080,000               1,083,748
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001 (FSA)
   07-01-16               5.50              1,500,000(c)            1,719,555

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

County of Anoka
  Limited General Obligation Refunding Bonds
  Capital Improvement
  Series 2001C (MBIA)
   02-01-09               4.60%            $2,960,000              $3,115,489
County of Ramsey
  Unlimited General Obligation Refunding Bonds
  Capital Improvement Plan
  Series 2002B
   02-01-10               5.25              2,150,000               2,336,384
   02-01-13               5.25              3,560,000               3,844,515
   02-01-14               5.25              3,840,000               4,126,080
County of Washington
  Unlimited General Obligation Bonds
  Capital Improvement Plan
  Series 2000A
   02-01-20               5.50              1,000,000               1,090,300
Eden Prairie
  Refunding Revenue Bonds
  Sterling Ponds Project
  Series 1999A A.M.T.
   12-01-29               6.25              5,320,000               4,865,512
Eden Prairie
  Refunding Revenue Bonds
  Sterling Ponds Project
  Series 1999B A.M.T.
   12-01-29               6.25                515,000                 471,004
Edina Independent School District #273
  Unlimited General Obligation Bonds
  Series 2004
   02-01-12               4.00              3,700,000               3,781,918
   02-01-22               4.25              3,000,000               2,950,260
   02-01-23               4.50              3,000,000               3,029,400
   02-01-24               4.50              3,400,000               3,435,564
Elk River Independent School District #728
  Unlimited General Obligation Bonds
  Series 2002 II Inverse Floater (FSA)
  (School District Credit Enhancement Program)
   02-01-18               8.60              1,200,000(h)            1,514,604
   02-01-19               8.60              1,150,000(h)            1,439,421
   02-01-20               8.60                950,000(h)            1,177,174
   02-01-21               8.62              1,285,000(h)            1,579,625
Elk River Independent School District #728
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
  (School District Credit Enhancement Program)
   02-01-16               5.00              3,000,000               3,220,470
Hastings Housing & Redevelopment Authority
  Revenue Bonds
  Arbor Oaks Assisted Living Project
  Series 2000A
   01-01-32               8.25              2,000,000(i)            2,018,940

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Hennepin County
  Unlimited General Obligation Bonds
  Series 2003
   12-01-06               4.00%            $2,000,000              $2,042,100
   12-01-23               4.75              2,000,000               2,045,700
Hopkins Independent School District #270
  Unlimited General Obligation Refunding Bonds
  Series 2002B
  (School District Credit Enhancement Program)
   02-01-09               4.00              2,925,000               3,005,262
   02-01-14               5.25              3,680,000               3,950,186
Lake Superior Independent School District #381
  Unlimited General Obligation Bonds
  Building
  Series 2002A (FSA)
  (School District Credit Enhancement Program)
   04-01-13               5.00              1,795,000               1,944,793
Lakeville Independent School District #194
  Unlimited General Obligation Bonds
  Series 1997A
  (School District Credit Enhancement Program)
   02-01-22               5.13              2,400,000               2,530,248
Maplewood
  Revenue Bonds
  Care Institute
  Series 1994
   01-01-24               7.75              3,775,000(b,i)          2,453,750
Marshall Independent School District #413
  Unlimited General Obligation Bonds
  Series 2003A (FSA)
  (School District Credit Enhancement Program)
   02-01-19               4.13              1,560,000               1,541,296
Metropolitan Council Minneapolis-St. Paul
  Metropolitan Area
  Unlimited General Obligation Refunding Bonds
  Waste Water Treatment
  Series 2003A
   03-01-07               4.00              5,000,000               5,114,200
Metropolitan Council Minneapolis-St. Paul
  Metropolitan Area
  Unlimited General Obligation Bonds
  Transportation
  Series 2002C
   02-01-08               5.00              3,240,000               3,417,552
   02-01-09               5.00              3,240,000               3,457,728
Minneapolis & St. Paul
  Housing & Redevelopment Authority
  Revenue Bonds
  HealthPartners Obligation Group Project
  Series 2003
   12-01-12               5.25              1,000,000               1,069,430
   12-01-15               5.13              1,500,000               1,562,145
   12-01-16               5.25              1,250,000               1,308,300
Minneapolis & St. Paul
  Housing & Redevelopment Authority
  Revenue Bonds
  HealthSpan
  Series 1993A (AMBAC)
   11-15-18               4.75             10,500,000              10,635,449

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Minneapolis & St. Paul
  Metropolitan Airports Commission
  Revenue Bonds
  Series 1998A (AMBAC)
   01-01-24               5.20%            $4,000,000              $4,177,000
Minneapolis & St. Paul
  Metropolitan Airports Commission
  Revenue Bonds
  Series 1999B (FGIC) A.M.T.
   01-01-16               5.63              2,920,000               3,142,008
Minneapolis & St. Paul
  Metropolitan Airports Commission
  Revenue Bonds
  Series 2001B (FGIC) A.M.T.
   01-01-16               5.75              4,875,000               5,313,506
Minneapolis & St. Paul
  Metropolitan Airports Commission
  Revenue Bonds
  Series 2001C (FGIC)
   01-01-18               5.50              2,000,000               2,180,160
   01-01-32               5.25              7,000,000               7,330,889
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax - Common Bond Fund
  Series 1996-1
   06-01-11               6.00                980,000               1,011,517
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax - Common Bond Fund
  Series 1997A-7
   06-01-12               5.50                250,000                 263,343
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax - Common Bond Fund
  Series 2001A-2 A.M.T.
   06-01-19               5.88              1,000,000               1,069,820
Minneapolis Special School District #1
  Certificate of Participation
  Series 1998B
  (School District Credit Enhancement Program)
   02-01-07               4.10              1,000,000               1,022,370
Minneapolis Special School District #1
  Refunding Revenue Bonds
  Certificate of Participation
  Series 2002B (FSA)
  (School District Credit Enhancement Program)
   02-01-10               5.00              1,000,000               1,074,710
   02-01-11               5.00              1,040,000               1,123,179
Minneapolis Special School District #1
  Unlimited General Obligation Bonds
  Series 2001 (FSA)
  (School District Credit Enhancement Program)
   02-01-09               5.00              1,325,000               1,413,550
Minneapolis Special School District #1
  Unlimited General Obligation Refunding Bonds
  Series 2003 (FSA)
  (School District Credit Enhancement Program)
   02-01-07               3.00              2,000,000               2,007,720

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Minnesota Agricultural & Economic Development Board
  Revenue Bonds
  Health Care System
  Series 2000A
   11-15-22               6.38%            $5,000,000              $5,470,400
   11-15-29               6.38              3,000,000               3,265,170
Minnesota Agricultural & Economic Development Board
  Revenue Bonds
  Health Care System - Benedictine Health
  Series 1999A (MBIA)
   02-15-16               4.75              1,000,000               1,037,740
Minnesota Business Academy
  Taxable Capital Appreciation Note
  Zero Coupon Series 2002
   06-30-07               6.00                292,000(g,i)            149,326
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  Macalester College
  6th Series 2004B
   03-01-17               5.00              2,395,000               2,554,363
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  University of St. Thomas
  5th Series 2004Y
   10-01-34               5.25              2,800,000               2,923,340
Minnesota Housing Finance Agency
  Revenue Bonds
  Series 2002R II
  Inverse Floater A.M.T.
   07-01-33               9.30              1,590,000(h)            1,676,162
Minnesota Housing Finance Agency
  Revenue Bonds
  Single Family Mortgage
  Series 1996J A.M.T.
   07-01-21               5.60                145,000                 147,456
Minnesota Housing Finance Agency
  Revenue Bonds
  Single Family Mortgage
  Series 1997K A.M.T.
   01-01-26               5.75              1,305,000               1,324,940
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 1998A
   03-01-11               5.00              2,500,000               2,631,650
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 2001A
   03-01-08               5.00              3,000,000               3,167,400
   03-01-20               5.00              4,000,000               4,187,320
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 2002B
   03-01-10               5.00              2,500,000               2,693,300
   03-01-13               5.25              2,500,000               2,763,425
   03-01-14               5.25              2,500,000               2,771,625
Minnesota State Municipal Power Agency
  Revenue Bonds
  Series 2004A
   10-01-29               5.13              3,500,000               3,620,925

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Monticello Big Lake Community Hospital District
  Revenue Bonds
  Health Care Facilities
  Series 1998A
  (Radian Group Financial Guaranty)
   12-01-19               5.75%            $1,600,000              $1,722,704
Northern Municipal Power Agency
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1989A (AMBAC)
   01-01-10               3.80              2,000,000(g)            1,674,800
Northern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1998B (AMBAC)
   01-01-20               4.75              5,000,000               5,112,450
Northern Municipal Power Agency
  Revenue Bonds
  Series 1997 (FSA)
   01-01-08               5.50              1,250,000               1,332,200
Northern Municipal Power Agency
  Revenue Bonds
  Series 1998 (FSA)
   01-01-14               5.38              1,100,000               1,195,007
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  School Building
  Series 2000A
  (School District Credit Enhancement Program)
   02-01-13               5.75              3,200,000               3,543,424
   02-01-14               5.75              1,100,000               1,216,919
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
  (School District Credit Enhancement Program)
   02-01-11               5.00              1,570,000               1,695,569
   02-01-12               5.00              3,455,000               3,742,940
   02-01-15               5.25              3,585,000               3,912,633
Osseo Independent School District #279
  Unlimited General Obligation Refunding Bonds
  Series 2001B
  (School District Credit Enhancement Program)
   02-01-09               5.00              2,860,000               3,040,523
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13              3,000,000(c)            3,234,150
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2003NN (MBIA)
   07-01-32               5.00              2,820,000(c)            2,925,806
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25              2,000,000(c)            2,187,820

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

Richfield
  Refunding Revenue Bonds
  Richfield Senior Housing Project
  Series 2004A
   12-01-39               6.63%            $1,650,000              $1,650,330
Shakopee
  Revenue Bonds
  St. Francis Regional Medical Center
  Series 2004
   09-01-25               5.10              3,300,000               3,346,629
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994A (MBIA)
   01-01-19               6.67             17,000,000(g)            9,015,779
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2002A (AMBAC)
   01-01-17               5.25              6,000,000               6,667,019
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-11               5.00              5,500,000               5,928,230
St. Cloud Housing & Redevelopment Authority
  Revenue Bonds
  State University Foundation Project
  Series 2002
   05-01-18               5.13              3,000,000               3,190,830
St. Paul Housing & Redevelopment Authority
  Refunding Revenue Bonds
  FNMA Mortgage-backed Securities Program
  Series 1995 (FNMA)
   03-01-28               6.80                310,000                 318,407
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Community of Peace Academy Project
  Series 2001A
   12-01-30               7.88              2,390,000               2,565,761
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Lyngblomsten Care Center Housing Project
  Series 1993
   11-01-06               7.13                380,000(j)              381,585
   11-01-17               7.13              1,545,000               1,552,710
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Minnesota Business Academy Project
  Series 2000
   03-01-30               8.00              3,675,000(i)            2,899,208
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Rental - Lyngblomsten Housing Project
  Series 1993
   11-01-24               7.00              1,720,000               1,710,127

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

St. Paul Port Authority
  Revenue Bonds
  Office Building at Cedar Street
  Series 2003
   12-01-23               5.00%            $5,000,000              $5,228,400
   12-01-27               5.13              5,000,000               5,232,650
State of Minnesota
  Unlimited General Obligation Bonds
  Series 1996
   11-01-06               6.00              3,530,000               3,708,053
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2001
   10-01-10               5.00              5,000,000               5,410,500
   10-01-15               5.00              4,455,000               4,751,970
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2002
   08-01-06               5.00              5,000,000               5,150,850
   08-01-10               5.00              4,075,000               4,406,298
   11-01-15               5.25              3,575,000               3,937,934
State of Minnesota
  Unlimited General Obligation Refunding Bonds
  Various Purpose
  Series 1998
   11-01-08               5.00              1,170,000               1,247,454
Steele County
  Revenue Bonds
  Elderly Housing Project
  Series 2000
   06-01-30               6.88              2,205,000               2,402,149
Todd Morrison Cass & Wadena Counties
  United Hospital District
  Unlimited General Obligation Bonds
  Health Care Facilities-Lakewood
  Series 2004
   12-01-34               5.00              2,500,000               2,501,725
University of Minnesota
  Revenue Bonds
  Residual
  Series 2002 Inverse Floater
   07-01-21               9.26              2,830,000(h)            4,014,780
University of Minnesota
  Revenue Bonds
  Series 1996A
   07-01-13               5.75              2,000,000               2,270,500
   07-01-21               5.50              5,000,000               5,697,750
Western Minnesota Municipal Power Agency
  Refunding Revenue Bonds
  Series 1996A (AMBAC)
   01-01-06               6.25              1,285,000               1,319,811
Western Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-26               5.00              7,250,000               7,537,027
   01-01-30               5.00              7,665,000               7,922,696

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(d,e)

White Bear Lake Independent School District #624
  Unlimited General Obligation Refunding Bonds
  School Building
  Series 2002C (FSA)
  (School District Credit Enhancement Program)
   02-01-08               5.00%            $1,310,000              $1,381,788
   02-01-09               5.00              1,375,000               1,466,891
White Bear Lake Independent School District #624
  Unlimited General Obligation Refunding Bonds
  Series 2002B (FGIC)
  (School District Credit Enhancement Program)
   02-01-13               5.00              1,405,000               1,511,527
   02-01-14               5.00              1,480,000               1,587,611
Willmar
  Unlimited General Obligation Bonds
  Rice Memorial Hospital Project
  Series 2002 (FSA)
   02-01-11               5.00              1,025,000               1,103,064
   02-01-12               5.00              1,120,000               1,208,424
   02-01-13               5.00              1,200,000               1,296,588

Total municipal bonds
(Cost: $373,058,128)                                             $380,578,273

Municipal notes (3.7%)
Issue(d,e,f)           Effective               Amount                 Value(a)
                         yield                 payable
                                             at maturity

Arden Hills
  Revenue Bonds
  Presbyterian Homes
  V.R.D.N. Series 1999B (US Bank)
   09-01-29               2.34%              $400,000(j)             $400,000
City of Brooklyn Center
  Refunding Revenue Bonds
  Brookdale Corporation II Project
  V.R.D.N. Series 2001 (US Bank)
   12-01-14               2.34                400,000(j)              400,000
City of Minneapolis
  Refunding Revenue Bonds
  Driftwood Apartments Project
  V.R.D.N Series 2002A (US Bank) A.M.T.
   10-01-24               2.35              2,235,000(j)            2,235,000
City of Plymouth
  Refunding Revenue Bonds
  Parkside Apartments Project
  V.R.D.N. Series 2003 FNMA
   04-15-33               2.30              1,280,000(j)            1,280,000
Mankato
  Revenue Bonds
  Housing-Highland
  V.R.D.N. Series 1997 (LaSalle Bank)
   05-01-27               2.34                900,000(j)              900,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.N. 5th Series 2000H
  (Harris Trust & Savings Bank)
   10-01-30               2.29                600,000(j)              600,000

Municipal notes (continued)
Issue(d,e,f)           Effective               Amount                 Value(a)
                         yield                 payable
                                             at maturity

Minnesota School District Capital Equipment
  Borrowing Program
  Unlimited General Obligation Notes
  AID Anticipation Certificates
  Series 2004A
  School District Credit Enhancement Program
   09-02-05               2.41%            $3,000,000              $3,006,930
Robbinsdale
  Revenue Bonds
  North Memorial Healthcare-Tranche II
  V.R.D.N Series 2003 AMBAC
   05-15-33               2.04              1,950,000(j)            1,950,000
Southern Minnesota Municipal Power Authority
  C.P.
   05-10-05               2.02              2,000,000               2,000,000
St. Louis Park
  Revenue Bonds
  Catholic Finance Corporation-Benilde
  V.R.D.N. Series 2000 (Allied Irish Bank)
   10-01-25               2.31              1,070,000(j)            1,070,000
Wadena
  Revenue Bonds
  Homecrest Industries Project
  V.R.D.N. Series 1999 (US Bank) A.M.T.
   08-01-19               2.35              1,150,000(j)            1,150,000

Total municipal notes
(Cost: $15,003,273)                                               $14,991,930

Total investments in securities
(Cost: $388,061,401)(k)                                          $395,570,203

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31,2004.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.5% of net assets at March 31, 2005.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA       --   ACA Financial Guaranty Corporation
      AMBAC     --   American Municipal Bond Association Corporation
      BIG       --   Bond Investors Guarantee
      CGIC      --   Capital Guaranty Insurance Company
      FGIC      --   Financial Guaranty Insurance Company
      FHA       --   Federal Housing Authority
      FNMA      --   Federal National Mortgage Association
      FHLMC     --   Federal Home Loan Mortgage Corporation
      FSA       --   Financial Security Assurance
      GNMA      --   Government National Mortgage Association
      MBIA      --   MBIA Insurance Corporation
      XLCA      --   XL Capital Assurance
--------------------------------------------------------------------------------
15 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

AXP Minnesota Tax-Exempt Fund

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.    --   Alternative Minimum Tax -- At March 31, 2005, the value
                     of securities subject to alternative minimum tax
                     represented 6.1% of net assets.
      B.A.N.    --   Bond Anticipation Note
      C.P.      --   Commercial Paper
      R.A.N.    --   Revenue Anticipation Note
      T.A.N.    --   Tax Anticipation Note
      T.R.A.N.  --   Tax & Revenue Anticipation Note
      V.R.      --   Variable Rate
      V.R.D.B.  --   Variable Rate Demand Bond
      V.R.D.N.  --   Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on March 31, 2005. At March 31, 2005, the value of inverse floaters represented 2.8% of net assets.

(i) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at March 31, 2005, is as follows:

      Security                                        Acquisition      Cost
                                                         dates
      Anoka County Housing & Redevelopment Authority
         Revenue Bonds
         Epiphany Assisted Living LLC Project
         Series 1999
            7.40% 2029                                 11-22-99    $3,519,722
      Hastings Housing & Redevelopment Authority
         Revenue Bonds
         Arbor Oaks Assisted Living Project
         Series 2000A
            8.25% 2032                                 09-11-00     2,000,000
      Maplewood
         Revenue Bonds
         Care Institute
         Series 1994
            7.75% 2024                                 03-02-94     3,677,432
      Minnesota Business Academy
         Taxable Capital Appreciation Notes
         Zero Coupon Series 2002
            6.00% 2007                                 09-30-02       255,566
      St. Paul Housing & Redevelopment Authority
         Revenue Bonds
         Minnesota Business Academy Project
         Series 2000
            8.00% 2030                                 03-09-00     3,580,141

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2005.

(k) At March 31, 2005, the cost of securities for federal income tax purposes was approximately $388,061,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $11,692,000
      Unrealized depreciation                                      (4,183,000)
                                                                   ----------
      Net unrealized appreciation                                 $ 7,509,000
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
16 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

Investments in Securities

AXP New York Tax-Exempt Fund

March 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (94.0%)

Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(b,c)

Albany Municipal Water Finance Authority
  Revenue Bonds
  Series 2003A (MBIA)
   12-01-14               5.00%            $2,550,000              $2,680,356
Battery Park City Authority
  Revenue Bonds
  Series 2003A
   11-01-22               5.25              1,000,000               1,071,180
City of New York
  Pre-refunded Unlimited General Obligation Bonds
  Series 1996J
   02-15-19               5.88                155,000                 161,699
City of New York
  Unlimited General Obligation Bonds
  Series 2000II Inverse Floater (FGIC)
   05-15-16              10.28                830,000(f)            1,159,601
City of New York
  Unlimited General Obligation Bonds
  Series 2002C (XLCA)
   03-15-12               5.00              1,000,000               1,073,880
City of New York
  Unlimited General Obligation Bonds
  Series 2002E
   08-01-16               5.75              2,000,000               2,196,180
City of New York
  Unlimited General Obligation Bonds
  Series 2003I
   03-01-27               5.38              2,000,000               2,120,700
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-18               5.50              2,000,000               2,149,260
   06-01-20               5.50              2,000,000               2,137,960
City of New York
  Unlimited General Obligation Bonds
  Series 2004D
   11-01-34               5.00              1,000,000               1,019,790
City of New York
  Unlimited General Obligation Bonds
  Series 2004E (FSA)
   11-01-22               5.00                750,000                 786,615
City of Yonkers
  Unlimited General Obligation Bonds
  Series 2001B (AMBAC)
   12-15-07               3.88              1,010,000               1,033,998
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24               5.00                500,000(d)              517,165

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(b,c)

County of Erie
  Unlimited General Obligation Bonds
  Series 1995B (FGIC)
   06-15-25               5.50%              $700,000                $714,623
County of Monroe
  Unlimited General Obligation Refunding Bonds
  Public Improvement
  Series 1996 (MBIA)
   03-01-15               6.00              1,250,000               1,447,213
Erie County Industrial Development Agency
  Revenue Bonds
  City of Buffalo Project
  Series 2003 (FSA)
   05-01-06               4.00              1,000,000               1,014,690
Erie County Water Authority
  Refunding Revenue Bonds
  Series 1990A Escrowed to Maturity
  (AMBAC)
   12-01-08               6.00              1,765,000               1,881,472
Long Island Power Authority
  Revenue Bonds
  Series 1998-8 (AMBAC)
   04-01-09               5.25              1,000,000               1,074,640
Metropolitan Transit Authority
  Refunding Revenue Bonds
  Series 2002A
   01-01-16               5.75                500,000                 569,185
Metropolitan Transportation Authority
  Pre-refunded Revenue Bonds
  Series 1998A (FGIC)
   04-01-28               4.75              1,000,000               1,070,820
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   11-15-19               5.50              1,000,000               1,102,370
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-26               5.50              1,500,000               1,627,875
New York City Municipal Water Finance Authority
  Pre-refunded Revenue Bonds
  Series 1996B (MBIA)
   06-15-26               5.75                180,000                 188,473
New York City Municipal Water Finance Authority
  Revenue Bonds
  Refunded Balance
  Series 1996B (MBIA)
   06-15-26               5.75                320,000                 334,637
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2002A
   06-15-29               5.00              1,000,000               1,025,430

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(b,c)

New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2004A
   06-15-39               5.00%            $1,000,000              $1,023,620
New York City Transitional Finance Authority
  Pre-refunded Revenue Bonds
  Future Tax
  Series 2001C
   02-01-08               5.50                155,000                 165,881
New York City Transitional Finance Authority
  Pre-refunded Revenue Bonds
  Future Tax
  Series 2001C Escrowed to Maturity
   02-01-08               5.50                280,000                 299,656
New York City Transitional Finance Authority
  Pre-refunded Revenue Bonds
  Future Tax Secured
  Series 1999C
   05-01-25               5.50                440,000                 482,385
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2004C
   02-01-33               5.00              1,000,000               1,026,480
New York City Transitional Finance Authority
  Un-refunded Revenue Bonds
  Future Tax
  Series 1999C
   05-01-25               5.50                560,000                 603,030
New York City Transitional Finance Authority
  Un-refunded Revenue Bonds
  Future Tax
  Series 2001C
   02-01-08               5.50              1,065,000               1,135,588
New York City Trust for Cultural Resources
  Revenue Bonds
  Museum of American Folk Art
  Series 2000 (ACA)
   07-01-22               6.00              1,000,000               1,071,830
New York Local Government Assistance Corporation
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993C (MBIA)
   04-01-14               3.65              1,000,000(e)              690,060
New York Mortgage Agency
  Revenue Bonds
  Series II 2002B
  Inverse Floater A.M.T.
   04-01-32               8.93              1,000,000(f)            1,026,100

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

AXP New York Tax-Exempt Fund

Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(b,c)

New York Power Authority
  Revenue Bonds
  Series 2000A
   11-15-30               5.25%            $1,000,000              $1,046,870
New York State Dormitory Authority
  Pre-refunded Revenue Bonds
  Series 1990B
   05-15-11               7.50                415,000                 487,227
New York State Dormitory Authority
  Revenue Bonds
  Brooklyn Law School
  Series 2003B (XLCA)
   07-01-30               5.13              1,000,000               1,040,460
New York State Dormitory Authority
  Revenue Bonds
  Catholic Health L.I. Obligation Group
  Series 2004
   07-01-27               5.00              1,000,000               1,002,860
New York State Dormitory Authority
  Revenue Bonds
  City University System Consolidated
  4th Generation
  Series 2003A (MBIA)
   07-01-09               5.25              1,500,000               1,618,440
New York State Dormitory Authority
  Revenue Bonds
  City University System Consolidated
  Series 1993A
   07-01-13               5.75              3,000,000               3,320,820
New York State Dormitory Authority
  Pre-refunded Revenue Bonds
  City University System Consolidated
  Series 1997-1
   07-01-17               5.25              2,000,000               2,157,560
New York State Dormitory Authority
  Revenue Bonds
  Memorial Sloan-Kettering Center
  Series 2003-1 (MBIA)
   07-01-21               5.00              1,000,000               1,048,770
New York State Dormitory Authority
  Revenue Bonds
  Montefiore Hospital
  Series 2004 (FGIC/FHA)
   08-01-19               5.00                735,000                 779,453
New York State Dormitory Authority
  Revenue Bonds
  Pratt Institute
  Series 1999
  (Radian Group Financial Guaranty)
   07-01-20               6.00              1,500,000               1,666,680
New York State Dormitory Authority
  Revenue Bonds
  School Districts Financing
  Series 2002D (MBIA)
   10-01-07               5.00              3,380,000               3,541,766

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(b,c)

New York State Dormitory Authority
  Revenue Bonds
  Series 2002B (AMBAC)
   11-15-26               5.25%            $1,000,000(g)           $1,093,480
New York State Dormitory Authority
  Un-refunded Revenue Bonds
  Series 1990B
   05-15-11               7.50              1,485,000               1,682,238
New York State Energy Research &
  Development Authority
  Revenue Bonds
  Residual Certificates
  Series 2000-379 Inverse Floater (MBIA)
   01-01-21               9.29                330,000(f)              369,065
New York State Energy Research &
  Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985B (MBIA)
   10-15-15               4.00              1,000,000                 985,620
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002B
   06-15-31               5.00              1,000,000               1,027,900
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002K
   06-15-28               5.00              1,000,000               1,027,280
New York State Environmental Facilities Corporation
  Revenue Bonds
  State Water Revolving Fund
  Series 1990A
   06-15-12               7.50                295,000                 298,041
New York State Thruway Authority
  Refunding Revenue Bonds
  Series 1998E (MBIA)
   01-01-25               5.00              1,000,000               1,030,670
New York State Thruway Authority
  Pre-refunded Revenue Bonds
  Series 1997D
   01-01-21               5.25              2,000,000               2,124,160
New York State Thruway Authority
  Revenue Bonds
  Series 2004A (MBIA)
   04-01-19               5.00              1,000,000               1,060,150
New York State Thruway Authority
  Revenue Bonds
  Transportation
  Series 2003A (MBIA)
   03-15-22               5.00              1,000,000               1,043,240

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(b,c)

New York State Urban Development Corporation
  Revenue Bonds
  Series 2002A (XLCA)
   01-01-11               5.25%            $1,000,000              $1,090,220
New York State Urban Development Corporation
  Revenue Bonds
  Series 2002C (XLCA)
   01-01-09               4.00              1,545,000               1,591,474
Niagara Falls Public Water Authority
  Revenue Bonds
  Series 2003A (MBIA)
   07-15-28               5.50              1,000,000               1,033,230
Port Authority of New York & New Jersey
  Revenue Bonds
  5th Installment Special Project
  Series 1996-4 A.M.T.
   10-01-19               6.75              1,500,000               1,586,880
Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 134th
  Series 2004
   07-15-34               5.00              1,000,000               1,031,050
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25              1,000,000(d)            1,093,910
State of New York
  Unlimited General Obligation Bonds
  Series 2003A
   03-15-08               4.00              2,000,000               2,051,380
Suffolk County Industrial Development Agency
  Revenue Bonds
  1st Mortgage Jeffersons Ferry
  Series 1999A
   11-01-28               7.25              1,500,000               1,614,930
Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003C-1
   06-01-15               5.50              1,000,000               1,080,810
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  General Purpose
  Series 2002B
   11-15-10               5.00              2,000,000               2,152,620
   11-15-29               5.13              1,000,000               1,034,640
Triborough Bridge & Tunnel Authority
  Revenue Bonds
  Convention Center Project
  Series 1990E
   01-01-11               6.00              1,145,000               1,281,221
Total municipal bonds
(Cost: $81,026,630)                                               $83,779,557

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

AXP New York Tax-Exempt Fund

Municipal notes (5.1%)
Issue(b,c,g)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

City of New York
  Unlimited General Obligation Bonds
  V.R.D.N. Series 1993
   08-01-09               2.25%            $2,000,000              $2,000,000
   08-01-16               2.25                700,000                 700,000
City of New York
  Unlimited General Obligation Bonds
  V.R.D.N. Series 1994 MBIA
   08-01-23               2.28                100,000                 100,000

Municipal notes (continued)
Issue(b,c,g)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

City of New York
  Unlimited General Obligation Bonds
  V.R.D.N. Series 1994H MBIA
   08-01-13               2.18%              $100,000                $100,000
New York City Municipal Water Finance Authority
  Revenue Bonds
  V.R.D.N. Series 1992C
  FGIC
   06-15-22               2.24                800,000                 800,000

Municipal notes (continued)
Issue(b,c,g)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

New York City Municipal Water Finance Authority
  Revenue Bonds
  V.R.D.N. Series 1993C
  FGIC
   06-15-23               2.24%              $800,000                $800,000

Total municipal notes
(Cost: $4,500,000)                                                 $4,500,000

Total investments in securities
(Cost: $85,526,630)(h)                                            $88,279,557

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2004.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA       --   ACA Financial Guaranty Corporation
      AMBAC     --   American Municipal Bond Association Corporation
      BIG       --   Bond Investors Guarantee
      CGIC      --   Capital Guaranty Insurance Company
      FGIC      --   Financial Guaranty Insurance Company
      FHA       --   Federal Housing Authority
      FNMA      --   Federal National Mortgage Association
      FHLMC     --   Federal Home Loan Mortgage Corporation
      FSA       --   Financial Security Assurance
      GNMA      --   Government National Mortgage Association
      MBIA      --   MBIA Insurance Corporation
      XLCA      --   XL Capital Assurance

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.    --   Alternative Minimum Tax -- At March 31, 2005, the value
                     of securities subject to alternative minimum tax
                     represented 2.9% of net assets.
      B.A.N.    --   Bond Anticipation Note
      C.P.      --   Commercial Paper
      R.A.N.    --   Revenue Anticipation Note
      T.A.N.    --   Tax Anticipation Note
      T.R.A.N.  --   Tax & Revenue Anticipation Note
      V.R.      --   Variable Rate
      V.R.D.B.  --   Variable Rate Demand Bond
      V.R.D.N.  --   Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.8% of net assets at March 31, 2005.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on March 31, 2005. At March 31, 2005, the value of inverse floaters represented 2.9% of net assets.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2005.

(h) At March 31, 2005, the cost of securities for federal income tax purposes was approximately $85,527,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $2,965,000
      Unrealized depreciation                                        (212,000)
                                                                     --------
      Net unrealized appreciation                                  $2,753,000
                                                                   ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form
      N-Q, can be found at www.americanexpress.com/funds.
--------------------------------------------------------------------------------
19 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

Investments in Securities

AXP Ohio Tax-Exempt Fund

March 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (95.8%)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(b,c)

Bowling Green State University
  Revenue Bonds
  Series 2003 (AMBAC)
   06-01-12               5.00%            $1,145,000              $1,243,768
Brookville Local School District
  Unlimited General Obligation Bonds
  Series 2003 (FSA)
   12-01-18               5.25              1,000,000               1,086,830
Cincinnati City School District
  Limited General Obligation Bonds
  School Improvement
  Series 2002 (FSA)
   06-01-09               5.00              1,355,000               1,450,229
   06-01-21               5.25              2,600,000               2,796,377
City of Cincinnati
  Unlimited General Obligation Bonds
  Series 2000
   12-01-16               5.25              1,000,000               1,080,510
City of Cleveland
  Revenue Bonds
  Series 2002K (FGIC)
   01-01-10               5.00              2,000,000               2,146,119
Cleveland City School District
  Revenue Bonds
  Revenue Anticipation Notes
  Series 1997 (AMBAC)
   06-01-07               5.75              2,000,000               2,120,339
Cleveland State University
  Revenue Bonds
  Series 2003A (FGIC)
   06-01-15               5.00              1,000,000               1,073,270
Cleveland State University
  Revenue Bonds
  Series 2004 (FGIC)
   06-01-24               5.25                500,000                 533,270
Columbus
  Pre-refunded Unlimited General Obligation Bonds
  Series 1999-2
   06-15-15               5.75              1,000,000               1,125,480
Columbus City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003 (FGIC)
   12-01-11               5.00              1,000,000               1,084,620
County of Cuyahoga
  Limited General Obligation Bonds
  Series 1993
   05-15-13               5.60                500,000                 543,375

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(b,c)

County of Cuyahoga
  Refunding Revenue Bonds
  Judson Retirement Community
  Series 1996A
   11-15-18               7.25%              $250,000                $266,908
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-17               6.00              1,000,000               1,136,130
   01-01-32               6.00              1,000,000               1,087,160
County of Cuyahoga
  Revenue Bonds
  Canton Project
  Series 2000
   01-01-30               7.50              1,000,000               1,116,690
County of Montgomery
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30               5.00                750,000                 762,555
   05-01-32               5.00                500,000                 507,635
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003A (FGIC)
   12-01-27               5.00              1,250,000               1,293,925
   12-01-31               5.00              1,000,000               1,028,260
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003D (FGIC)
   12-01-17               5.00              1,000,000               1,062,520
   12-01-19               5.00              1,000,000               1,060,380
Franklin County
  Refunding Revenue Bonds
  OhioHealth Corporation
  Series 2003C
   05-15-24               5.25              1,000,000               1,050,450
Hamilton County Convention Facilities Authority
  Revenue Bonds
  First Lien
  Series 2004 (FGIC)
   12-01-33               5.00              1,000,000               1,031,060
Jackson
  Pre-refunded Revenue Bonds
  Consolidated Health System - Jackson Hospital
  Series 1999
  (Radian Group Financial Guaranty)
   10-01-20               6.13              1,000,000               1,127,830

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(b,c)

Kenston Local School District
  Unlimited General Obligation Bonds
  School Improvement
  Series 2003 (MBIA)
   12-01-16               5.00%            $1,000,000              $1,068,240
Lakewood
  Limited General Obligation Bonds
  Series 2003
   12-01-19               5.00              1,515,000               1,591,841
Licking County Joint Vocational School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2002 (MBIA)
   12-01-08               5.00              1,110,000               1,182,317
Licking Heights Local School District
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   12-01-28               5.00              1,000,000               1,036,360
Miami University
  Refunding Revenue Bonds
  Series 2005 (AMBAC)
   09-01-23               4.75                500,000                 515,310
Ohio Municipal Electric Generation Agency
  Refunding Revenue Bonds
  Joint Venture 5 Certificates
  Series 2004 (AMBAC)
   02-15-24               4.75                750,000                 764,640
Ohio State Building Authority
  Pre-refunded Revenue Bonds
  State Facilities Adult Correctional
  Series 1999A
   10-01-16               5.50              1,000,000               1,101,920
Ohio State Building Authority
  Refunding Revenue Bonds
  State Facilities Adult Correctional
  Series 2001A (FSA)
   10-01-14               5.50              1,000,000               1,099,960
Ohio State Building Authority
  Refunding Revenue Bonds
  Workers Compensation Facilities
  Series 2003A
   04-01-06               5.00              1,000,000               1,022,590
Ohio State Building Authority
  Revenue Bonds
  State Facilities Administration Building Fund Projects
  Series 1993A
   10-01-07               5.60              1,500,000               1,595,085

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

AXP Ohio Tax-Exempt Fund

Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(b,c)

Ohio State Building Authority
  Revenue Bonds
  Juvenile Correctional Building
  Series 2003
   04-01-08               4.00%            $1,580,000              $1,625,299
Ohio State Higher Educational Facility Commission
  Revenue Bonds
  Oberlin College Series 1999
   10-01-29               5.00              1,000,000               1,021,150
Ohio State Higher Educational Facility Commission
  Revenue Bonds
  Xavier University Project
  Series 2003 (FGIC)
   05-01-08               4.00                500,000                 513,820
Ohio State University
  Revenue Bonds
  Series 2003B
   06-01-06               2.25              1,000,000                 992,630
Ohio State Water Development Authority
  Revenue Bonds
  Water Quality
  Series 2004
   12-01-16               5.00                750,000                 806,393
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13              1,000,000(d)            1,078,050
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2004J (AMBAC)
   07-01-36               4.51                500,000(d,e)            540,590
State of Ohio
  Revenue Bonds
  Case Western Reserve University Project
  Series 2004A (AMBAC)
   12-01-27               5.00              1,000,000               1,041,280
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools
  Series 2003C
   03-15-10               5.00              1,000,000               1,074,590

Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of
issue(b,c)

State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001A
   06-15-13               5.00%            $1,500,000              $1,602,270
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001B
   09-15-20               5.00              1,000,000               1,055,130
State of Ohio
  Unlimited General Obligation Bonds
  Conservation Projects
  Series 2002A
   09-01-09               4.00              1,115,000               1,148,116
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education
  Series 2003A
   05-01-11               5.00              1,000,000               1,080,250
Summit County
  Limited General Obligation Bonds
  Series 2003
   12-01-18               5.25              1,490,000               1,641,086
Toledo City School District
  Unlimited General Obligation Bonds
  School Facilities Improvement
  Series 2003 (FSA)
  (School District Credit Enhancement Program)
   12-01-15               5.00              1,000,000               1,077,050
University of Akron
  Revenue Bonds
  Series 2003A (AMBAC)
   01-01-22               5.00              1,595,000               1,668,801
University of Cincinnati
  Revenue Bonds
  Series 2001A (FGIC)
   06-01-14               5.50              1,000,000               1,100,980
Warren County
  Limited General Obligation Bonds
  Series 1992
   12-01-12               6.10                500,000                 554,460
Total municipal bonds
(Cost: $58,761,516)                                               $59,415,898

Municipal notes (2.7%)
Issue(c,e)             Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

State of Ohio
  Revenue Bonds
  BP Exploration & Oil Project
  V.R.D.N. Series 2001 A.M.T.
   08-01-34               2.36%              $300,000                $300,000
State of Ohio
  Revenue Bonds
  BP Products North America
  V.R.D.N. Series 2002 A.M.T.
   08-01-34               2.36              1,400,000               1,400,000

Total municipal notes
(Cost: $1,700,000)                                                 $1,700,000

Total investments in securities
(Cost: $60,461,516)(f)                                            $61,115,898

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

AXP Ohio Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2004.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA       --   ACA Financial Guaranty Corporation
      AMBAC     --   American Municipal Bond Association Corporation
      BIG       --   Bond Investors Guarantee
      CGIC      --   Capital Guaranty Insurance Company
      FGIC      --   Financial Guaranty Insurance Company
      FHA       --   Federal Housing Authority
      FNMA      --   Federal National Mortgage Association
      FHLMC     --   Federal Home Loan Mortgage Corporation
      FSA       --   Financial Security Assurance
      GNMA      --   Government National Mortgage Association
      MBIA      --   MBIA Insurance Corporation
      XLCA      --   XL Capital Assurance

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.    --   Alternative Minimum Tax -- At March 31, 2005, the value
                     of securities subject to alternative minimum tax
                     represented 2.7% of net assets.
      B.A.N.    --   Bond Anticipation Note
      C.P.      --   Commercial Paper
      R.A.N.    --   Revenue Anticipation Note
      T.A.N.    --   Tax Anticipation Note
      T.R.A.N.  --   Tax & Revenue Anticipation Note
      V.R.      --   Variable Rate
      V.R.D.B.  --   Variable Rate Demand Bond
      V.R.D.N.  --   Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.6% of net assets at March 31, 2005.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2005.

(f) At March 31, 2005, the cost of securities for federal income tax purposes was approximately $60,462,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $ 975,000
      Unrealized depreciation                                        (321,000)
                                                                     --------
      Net unrealized appreciation                                   $ 654,000
                                                                    ---------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
22 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

                                                              S-6328-80 C (5/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP SPECIAL TAX-EXEMPT SERIES TRUST


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          May 26, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          May 26, 2005